UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2014

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.2%
1,581		Allison Transmission Holdings, Inc	$47
3,241	*	American Axle & Manufacturing Holdings, Inc	60
10,302		BorgWarner, Inc	633
2,813		Cooper Tire & Rubber Co	68
6,736		Dana Holding Corp	157
14,024		Delphi Automotive plc	952
850		Dorman Products, Inc	50
1,013		Drew Industries, Inc	55
590	*	Federal Mogul Corp (Class A)	11
171,512		Ford Motor Co	2,676
520	*	Fox Factory Holding Corp	10
735	*	Fuel Systems Solutions, Inc	8
55,526		General Motors Co	1,911
6,807		Gentex Corp	215
1,535	*	Gentherm, Inc	53
11,265		Goodyear Tire & Rubber Co	294
9,867		Harley-Davidson, Inc	657
30,603		Johnson Controls, Inc	1,448
3,381		Lear Corp	283
2,342	*	Modine Manufacturing Co	34
323		Remy International, Inc	8
1,983		Spartan Motors, Inc	10
909		Standard Motor Products, Inc	33
1,336	*	Stoneridge, Inc	15
1,205		Superior Industries International, Inc	25
2,780	*	Tenneco, Inc	161
3,702	*,e	Tesla Motors, Inc	772
2,018		Thor Industries, Inc	123
312	*	Tower International, Inc	9
4,592	*	TRW Automotive Holdings Corp	375
2,234	*	Visteon Corp	198
1,327	*	Winnebago Industries, Inc	36

		TOTAL AUTOMOBILES & COMPONENTS	11,387

BANKS - 6.2%
810		1st Source Corp	26
1,172		1st United Bancorp, Inc	9
351		Access National Corp	6
374		American National Bankshares, Inc	9
1,244	*	Ameris Bancorp	29
387		Ames National Corp	9
1,475		Apollo Residential Mortgage	24
597	e	Arrow Financial Corp	16
7,538		Associated Banc-Corp	136
4,208		Astoria Financial Corp	58
412		Banc of California, Inc	5
333		Bancfirst Corp	19
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	40
4,426		Bancorpsouth, Inc	110
2,688		Bank Mutual Corp	17
481,658		Bank of America Corp	8,284
2,053		Bank of Hawaii Corp	124
291		Bank of Kentucky Financial Corp	11
288		Bank of Marin Bancorp	13
1,102		Bank of the Ozarks, Inc	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,044		BankFinancial Corp	$10
1,770		BankUnited	62
824		Banner Corp	34
194		Bar Harbor Bankshares	7
31,219		BB&T Corp	1,254
3,505		BBCN Bancorp, Inc	60
316	*	BBX Capital Corp	6
270	*	Beneficial Mutual Bancorp, Inc	4
1,072		Berkshire Hills Bancorp, Inc	28
812		BNC Bancorp	14
559	*	BofI Holding, Inc	48
957		BOK Financial Corp	66
3,543		Boston Private Financial Holdings, Inc	48
354		Bridge Bancorp, Inc	9
475	*	Bridge Capital Holdings	11
3,533		Brookline Bancorp, Inc	33
630		Bryn Mawr Bank Corp	18
159		C&F Financial Corp	5
460		Camden National Corp	19
1,121	*	Capital Bank Financial Corp	28
831		Capital City Bank Group, Inc	11
8,943		CapitalSource, Inc	130
5,890		Capitol Federal Financial	74
1,503		Cardinal Financial Corp	27
3,338		Cathay General Bancorp	84
645		Center Bancorp, Inc	12
1,148		Centerstate Banks of Florida, Inc	13
987		Central Pacific Financial Corp	20
152		Century Bancorp, Inc	5
1,050		Charter Financial Corp	11
1,616		Chemical Financial Corp	52
168		Chemung Financial Corp	5
8,710		CIT Group, Inc	427
136,090		Citigroup, Inc	6,478
533		Citizens & Northern Corp	11
726	e	City Holding Co	33
2,136		City National Corp	168
875		Clifton Savings Bancorp, Inc	10
498		CNB Financial Corp	9
1,740		CoBiz, Inc	20
2,091		Columbia Banking System, Inc	60
8,538		Comerica, Inc	442
3,623		Commerce Bancshares, Inc	168
1,740		Community Bank System, Inc	68
1,003		Community Trust Bancorp, Inc	42
449	*,e	CommunityOne Bancorp	5
411	*	CU Bancorp	8
2,178		Cullen/Frost Bankers, Inc	169
914	*	Customers Bancorp, Inc	19
4,428		CVB Financial Corp	70
1,609		Dime Community Bancshares	27
313	*	Doral Financial Corp	3
946	*	Eagle Bancorp, Inc	34
7,192		East West Bancorp, Inc	263
301		Enterprise Bancorp, Inc	6
828		Enterprise Financial Services Corp	17
670		ESB Financial Corp	9
1,035		ESSA Bancorp, Inc	11
1,340	*	Essent Group Ltd	30
3,701	e	EverBank Financial Corp	73
324	*	Farmers Capital Bank Corp	7
384		Federal Agricultural Mortgage Corp (Class C)	13
470		Fidelity Southern Corp	7
38,266		Fifth Third Bancorp	878
664		Financial Institutions, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

720		First Bancorp (NC)	$14
1,458	*,e	First Bancorp (Puerto Rico)	8
498		First Bancorp, Inc	8
3,831		First Busey Corp	22
265		First Citizens Bancshares, Inc (Class A)	64
4,700		First Commonwealth Financial Corp	42
680		First Community Bancshares, Inc	11
886		First Connecticut Bancorp	14
510		First Defiance Financial Corp	14
2,653		First Financial Bancorp	48
1,438	e	First Financial Bankshares, Inc	89
590		First Financial Corp	20
1,104		First Financial Holdings, Inc	69
814		First Financial Northwest, Inc	8
11,036		First Horizon National Corp	136
654		First Interstate Bancsystem, Inc	18
1,238		First Merchants Corp	27
3,929		First Midwest Bancorp, Inc	67
193	*	First NBC Bank Holding Co	7
15,757		First Niagara Financial Group, Inc	149
288		First of Long Island Corp	12
4,299		First Republic Bank	232
2,760	*	First Security Group, Inc	6
8,203		FirstMerit Corp	171
890	*	Flagstar Bancorp, Inc	20
1,645		Flushing Financial Corp	35
6,390		FNB Corp	86
752		Fox Chase Bancorp, Inc	13
689		Franklin Financial Corp	13
8,756		Fulton Financial Corp	110
602		German American Bancorp, Inc	17
3,468		Glacier Bancorp, Inc	101
500		Great Southern Bancorp, Inc	15
710		Guaranty Bancorp	10
3,896		Hancock Holding Co	143
1,525		Hanmi Financial Corp	36
928		Heartland Financial USA, Inc	25
1,007		Heritage Commerce Corp	8
534		Heritage Financial Corp	9
917	*	Heritage Oaks Bancorp	7
52		Hingham Institution for Savings	4
343	*	Home Bancorp, Inc	7
2,256		Home Bancshares, Inc	78
821		Home Federal Bancorp, Inc	13
2,326		Home Loan Servicing Solutions Ltd	50
444		HomeStreet, Inc	9
980	*	HomeTrust Bancshares, Inc	15
259		Horizon Bancorp	6
23,813		Hudson City Bancorp, Inc	234
754		Hudson Valley Holding Corp	14
38,444		Huntington Bancshares, Inc	383
1,370		IBERIABANK Corp	96
1,031		Independent Bank Corp	41
187		Independent Bank Group, Inc	11
2,385		International Bancshares Corp	60
859	*	Intervest Bancshares Corp	6
3,082		Investors Bancorp, Inc	85
168,630		JPMorgan Chase & Co	10,237
1,441	*	Kearny Financial Corp	21
41,669		Keycorp	593
890	*	Ladder Capital Corp	17
1,129		Lakeland Bancorp, Inc	13
734		Lakeland Financial Corp	30
5,743	e	M&T Bank Corp	697
1,090	e	Macatawa Bank Corp	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

731		MainSource Financial Group, Inc	$13
2,798		MB Financial, Inc	87
410		Mercantile Bank Corp	8
273		Merchants Bancshares, Inc	9
249	*	Meridian Interstate Bancorp, Inc	6
241		Meta Financial Group, Inc	11
14,797	*	MGIC Investment Corp	126
259		Middleburg Financial Corp	5
265		Midsouth Bancorp, Inc	4
334		MidWestOne Financial Group, Inc	8
190		NASB Financial, Inc	5
2,387		National Bank Holdings Corp	48
357		National Bankshares, Inc	13
6,208		National Penn Bancshares, Inc	65
928	*,e	Nationstar Mortgage Holdings, Inc	30
1,992		NBT Bancorp, Inc	49
20,180	e	New York Community Bancorp, Inc	324
1,173	*	NewBridge Bancorp	8
2,646		Northfield Bancorp, Inc	34
302		Northrim BanCorp, Inc	8
4,319		Northwest Bancshares, Inc	63
741		OceanFirst Financial Corp	13
4,732	*	Ocwen Financial Corp	185
2,272		OFG Bancorp	39
3,801		Old National Bancorp	57
700		OmniAmerican Bancorp, Inc	16
2,090		Oritani Financial Corp	33
991		Pacific Continental Corp	14
726	*	Pacific Premier Bancorp, Inc	12
1,796	e	PacWest Bancorp	77
529	e	Park National Corp	41
1,481		Park Sterling Bank	10
534		Peapack Gladstone Financial Corp	12
221		Penns Woods Bancorp, Inc	11
720	*	Pennsylvania Commerce Bancorp, Inc	15
575	*	PennyMac Financial Services, Inc	10
595		Peoples Bancorp, Inc	15
12,770		People’s United Financial, Inc	190
1,766		Pinnacle Financial Partners, Inc	66
23,640		PNC Financial Services Group, Inc	2,057
4,451	*	Popular, Inc	138
564	*	Preferred Bank	15
3,026		PrivateBancorp, Inc	92
2,068		Prosperity Bancshares, Inc	137
446		Provident Financial Holdings, Inc	7
2,748		Provident Financial Services, Inc	50
7,892	e	Radian Group, Inc	119
64,704		Regions Financial Corp	719
1,263		Renasant Corp	37
612		Republic Bancorp, Inc (Class A)	14
1,513		Rockville Financial, Inc	21
1,211		S&T Bancorp, Inc	29
615		S.Y. Bancorp, Inc	19
1,250		Sandy Spring Bancorp, Inc	31
735	*	Seacoast Banking Corp of Florida	8
370		Sierra Bancorp	6
2,150	*	Signature Bank	270
905		Simmons First National Corp (Class A)	34
962		Southside Bancshares, Inc	30
740		Southwest Bancorp, Inc	13
1,614		State Bank & Trust Co	29
4,266		Sterling Bancorp/DE	54
1,571		Sterling Financial Corp	52
513	*	Suffolk Bancorp	11
1,927	*	Sun Bancorp, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

23,667		SunTrust Banks, Inc	$942
8,530		Susquehanna Bancshares, Inc	97
2,032	*	SVB Financial Group	262
36,305		Synovus Financial Corp	123
607	*	Taylor Capital Group, Inc	15
7,501		TCF Financial Corp	125
700		Territorial Bancorp, Inc	15
1,877	*	Texas Capital Bancshares, Inc	122
3,624	*	TFS Financial Corp	45
1,514	*	The Bancorp, Inc	28
429		Tompkins Trustco, Inc	21
1,255	e	TowneBank	19
286		Tree.com, Inc	9
726		Trico Bancshares	19
307	*	Tristate Capital Holdings, Inc	4
5,202		Trustco Bank Corp NY	37
3,090		Trustmark Corp	78
1,489		UMB Financial Corp	96
5,809	e	Umpqua Holdings Corp	108
2,125		Union Bankshares Corp	54
2,963		United Bankshares, Inc	91
2,012	*	United Community Banks, Inc	39
1,829	*	United Community Financial Corp	7
1,056		United Financial Bancorp, Inc	19
792		Univest Corp of Pennsylvania	16
82,234		US Bancorp	3,525
9,153	e	Valley National Bancorp	95
1,734		ViewPoint Financial Group	50
568	*	Walker & Dunlop, Inc	9
835		Washington Banking Co	15
4,118		Washington Federal, Inc	96
881		Washington Trust Bancorp, Inc	33
4,133		Webster Financial Corp	128
215,415		Wells Fargo & Co	10,715
1,213		WesBanco, Inc	39
746		West Bancorporation, Inc	11
976	e	Westamerica Bancorporation	53
3,370	*	Western Alliance Bancorp	83
1,313		Westfield Financial, Inc	10
2,922		Wilshire Bancorp, Inc	32
1,704		Wintrust Financial Corp	83
320		WSFS Financial Corp	23
662	*	Yadkin Financial Corp	14
8,430		Zions Bancorporation	261

		TOTAL BANKS	58,861

CAPITAL GOODS - 8.4%
30,715		3M Co	4,167
3,590		A.O. Smith Corp	165
1,276		Aaon, Inc	36
1,829		AAR Corp	47
2,045	*	Accuride Corp	9
1,483		Aceto Corp	30
3,339		Actuant Corp (Class A)	114
1,964		Acuity Brands, Inc	260
4,649	*	Aecom Technology Corp	150
1,808	*	Aegion Corp	46
831	*	Aerovironment, Inc	33
4,228		AGCO Corp	233
3,284		Air Lease Corp	122
2,801		Aircastle Ltd	54
374		Alamo Group, Inc	20
1,351		Albany International Corp (Class A)	48
4,471		Allegion plc	233

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,338		Alliant Techsystems, Inc	$190
1,234		Altra Holdings, Inc	44
909	*	Ameresco, Inc	7
440		American Railcar Industries, Inc	31
373		American Science & Engineering, Inc	25
2,155	*,e	American Superconductor Corp	3
475	*	American Woodmark Corp	16
10,645		Ametek, Inc	548
475		Ampco-Pittsburgh Corp	9
1,541	*	API Technologies Corp	5
1,353		Apogee Enterprises, Inc	45
1,924		Applied Industrial Technologies, Inc	93
420		Argan, Inc	13
1,172	*	Armstrong World Industries, Inc	62
4,418	*	ArvinMeritor, Inc	54
729		Astec Industries, Inc	32
525	*	Astronics Corp	33
105	*	Astronics Corp (Class B)	6
1,446		AZZ, Inc	65
5,143		Babcock & Wilcox Co	171
2,453		Barnes Group, Inc	94
4,244	*	BE Aerospace, Inc	368
2,092	*	Beacon Roofing Supply, Inc	81
2,508	*	Blount International, Inc	30
1,497	*	Bluelinx Holdings, Inc	2
34,080		Boeing Co	4,277
2,120		Brady Corp (Class A)	58
2,200		Briggs & Stratton Corp	49
2,524	*	Builders FirstSource, Inc	23
793	*	CAI International, Inc	20
12,740	*,e	Capstone Turbine Corp	27
2,910		Carlisle Cos, Inc	231
29,283		Caterpillar, Inc	2,910
1,390	*	Chart Industries, Inc	111
4,600		Chicago Bridge & Iron Co NV	401
839		CIRCOR International, Inc	62
2,273		Clarcor, Inc	130
4,530	*	Colfax Corp	323
1,162	*	Columbus McKinnon Corp	31
1,853		Comfort Systems USA, Inc	28
1,268	*	Commercial Vehicle Group, Inc	12
2,220		Crane Co	158
916		Cubic Corp	47
8,540		Cummins, Inc	1,272
2,140		Curtiss-Wright Corp	136
26,512		Danaher Corp	1,988
17,135		Deere & Co	1,556
3,419	*	DigitalGlobe, Inc	99
6,818		Donaldson Co, Inc	289
932		Douglas Dynamics, Inc	16
7,546		Dover Corp	617
485	*	Ducommun, Inc	12
430	*	DXP Enterprises, Inc	41
1,512	*	Dycom Industries, Inc	48
757		Dynamic Materials Corp	14
21,152		Eaton Corp	1,589
2,978		EMCOR Group, Inc	139
32,151		Emerson Electric Co	2,148
840		Encore Wire Corp	41
1,511	*,e	Energy Recovery, Inc	8
2,205		EnerSys	153
788	*	Engility Holdings, Inc	36
711	*,e	Enphase Energy, Inc	5
908	*	EnPro Industries, Inc	66
960		ESCO Technologies, Inc	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,364	*	Esterline Technologies Corp	$145
9,057		Exelis, Inc	172
13,141	e	Fastenal Co	648
3,085	*	Federal Signal Corp	46
6,553		Flowserve Corp	513
7,463		Fluor Corp	580
7,322		Fortune Brands Home & Security, Inc	308
2,155		Franklin Electric Co, Inc	92
635		Freightcar America, Inc	15
7,600	*,e	FuelCell Energy, Inc	19
2,145	*	Furmanite Corp	21
2,148		GATX Corp	146
2,932	*,e	GenCorp, Inc	54
2,206		Generac Holdings, Inc	130
2,068		General Cable Corp	53
13,437		General Dynamics Corp	1,464
462,212		General Electric Co	11,966
1,594	*	Gibraltar Industries, Inc	30
809		Global Power Equipment Group, Inc	16
993		Gorman-Rupp Co	32
2,811		Graco, Inc	210
4,898	*,e	GrafTech International Ltd	53
470		Graham Corp	15
1,832		Granite Construction, Inc	73
3,079		Great Lakes Dredge & Dock Corp	28
1,109	*	Greenbrier Cos, Inc	51
2,067		Griffon Corp	25
1,293		H&E Equipment Services, Inc	52
534		Hardinge, Inc	8
3,933	*	Harsco Corp	92
3,190	*	HD Supply Holdings, Inc	83
3,027		Heico Corp	182
4,477	*	Hexcel Corp	195
35,152		Honeywell International, Inc	3,261
800		Houston Wire & Cable Co	11
2,575		Hubbell, Inc (Class B)	309
2,249		Huntington Ingalls	230
316		Hurco Cos, Inc	8
481		Hyster-Yale Materials Handling, Inc	47
3,746		IDEX Corp	273
2,585	*	II-VI, Inc	40
15,855		Illinois Tool Works, Inc	1,290
12,434		Ingersoll-Rand plc	712
916		Insteel Industries, Inc	18
4,120		ITT Corp	176
5,784	*	Jacobs Engineering Group, Inc	367
1,308		John Bean Technologies Corp	40
4,586	e	Joy Global, Inc	266
386		Kadant, Inc	14
1,238		Kaman Corp	50
6,842		KBR, Inc	183
3,598		Kennametal, Inc	159
1,479	*,e	KEYW Holding Corp	28
1,860	*	Kratos Defense & Security Solutions, Inc	14
4,021		L-3 Communications Holdings, Inc	475
990	*,e	Layne Christensen Co	18
464		LB Foster Co (Class A)	22
2,308		Lennox International, Inc	210
3,669		Lincoln Electric Holdings, Inc	264
623	e	Lindsay Manufacturing Co	55
533	*,e	LMI Aerospace, Inc	8
11,701		Lockheed Martin Corp	1,910
1,293		LSI Industries, Inc	11
853	*	Lydall, Inc	20
650	*	Manitex International, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,133		Manitowoc Co, Inc	$193
16,328		Masco Corp	363
2,813	*,e	Mastec, Inc	122
847	*	Middleby Corp	224
614		Miller Industries, Inc	12
1,850	*	Moog, Inc (Class A)	121
3,441	*	MRC Global, Inc	93
1,979		MSC Industrial Direct Co (Class A)	171
2,568		Mueller Industries, Inc	77
7,534		Mueller Water Products, Inc (Class A)	72
881	*	MYR Group, Inc	22
206		National Presto Industries, Inc	16
2,730	*	Navistar International Corp	92
926	*	NCI Building Systems, Inc	16
822		NN, Inc	16
2,935		Nordson Corp	207
383	*	Nortek, Inc	31
9,817		Northrop Grumman Corp	1,211
435	*	Northwest Pipe Co	16
2,760	*	Orbital Sciences Corp	77
1,499	*	Orion Marine Group, Inc	19
4,025		Oshkosh Truck Corp	237
5,451		Owens Corning, Inc	235
15,835		Paccar, Inc	1,068
5,093		Pall Corp	456
6,521		Parker Hannifin Corp	781
205	*	Patrick Industries, Inc	9
8,955		Pentair Ltd	711
1,399	*	Perini Corp	40
1,472	*	Pgt, Inc	17
1,025		Pike Electric Corp	11
738	*	Ply Gem Holdings, Inc	9
762	*	PMFG, Inc	5
2,131	*,e	Polypore International, Inc	73
208		Powell Industries, Inc	13
751	*	PowerSecure International, Inc	18
6,510		Precision Castparts Corp	1,645
96		Preformed Line Products Co	7
1,410		Primoris Services Corp	42
776	*	Proto Labs, Inc	53
1,720		Quanex Building Products Corp	36
9,586	*	Quanta Services, Inc	354
1,726		Raven Industries, Inc	57
14,593		Raytheon Co	1,442
1,025	*	RBC Bearings, Inc	65
1,981		Regal-Beloit Corp	144
1,359	*,e	Revolution Lighting Technologies, Inc	4
1,385	*	Rexnord Corp	40
6,177		Rockwell Automation, Inc	769
5,892		Rockwell Collins, Inc	469
4,430		Roper Industries, Inc	591
1,703	*	Rush Enterprises, Inc (Class A)	55
1,742		Simpson Manufacturing Co, Inc	62
2,633		Snap-On, Inc	299
988	*,e	SolarCity Corp	62
460	*	Sparton Corp	13
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	158
2,145		SPX Corp	211
616		Standex International Corp	33
7,170		Stanley Works	583
701	*	Sterling Construction Co, Inc	6
1,027		Sun Hydraulics Corp	44
1,327	e	TAL International Group, Inc	57
1,988	*	Taser International, Inc	36
346	*	Tecumseh Products Co (Class A)	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,716	*	Teledyne Technologies, Inc	$167
851		Tennant Co	56
4,925		Terex Corp	218
967	e	Textainer Group Holdings Ltd	37
12,735		Textron, Inc	500
262	*,e	The ExOne Company	9
728	*	Thermon Group Holdings	17
3,698		Timken Co	217
2,439	e	Titan International, Inc	46
784	*,e	Titan Machinery, Inc	12
2,682		Toro Co	169
2,397		TransDigm Group, Inc	444
714	*	Trex Co, Inc	52
1,827	*	Trimas Corp	61
3,579		Trinity Industries, Inc	258
2,183		Triumph Group, Inc	141
370		Twin Disc, Inc	10
4,317	*	United Rentals, Inc	410
40,934		United Technologies Corp	4,783
979		Universal Forest Products, Inc	54
3,259		URS Corp	153
3,497	*	USG Corp	114
1,107		Valmont Industries, Inc	165
1,023	*	Vicor Corp	10
2,645		W.W. Grainger, Inc	668
3,136	*	Wabash National Corp	43
2,676	*	WABCO Holdings, Inc	282
1,168		Watsco, Inc	117
1,120		Watts Water Technologies, Inc (Class A)	66
2,122	*,e	WESCO International, Inc	177
4,484		Westinghouse Air Brake Technologies Corp	348
3,144		Woodward Governor Co	131
502	*	Xerium Technologies, Inc	8
8,479		Xylem, Inc	309

		TOTAL CAPITAL GOODS	79,461

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,600		ABM Industries, Inc	75
2,247	e	Acacia Research (Acacia Technologies)	34
5,555	*	ACCO Brands Corp	34
828	e	Acorn Energy, Inc	3
1,016		Administaff, Inc	31
8,256	e	ADT Corp	247
1,661	*	Advisory Board Co	107
928		American Ecology Corp	34
2,166	*	ARC Document Solutions, Inc	16
383		Barrett Business Services, Inc	23
2,034		Brink’s Co	58
1,375	*	Casella Waste Systems, Inc (Class A)	7
2,526	*	CBIZ, Inc	23
669		CDI Corp	11
461	e	Ceco Environmental Corp	8
3,345	*,e	Cenveo, Inc	10
4,401		Cintas Corp	262
2,765	*,e	Clean Harbors, Inc	152
4,636	*	Copart, Inc	169
1,551		Corporate Executive Board Co	115
5,298		Corrections Corp of America	166
594		Courier Corp	9
4,991		Covanta Holding Corp	90
555	*	CRA International, Inc	12
2,340		Deluxe Corp	123
1,730		Dun & Bradstreet Corp	172
1,037	*	EnerNOC, Inc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,357		Ennis, Inc	$23
5,299		Equifax, Inc	361
641		Exponent, Inc	48
419	*	Franklin Covey Co	8
1,633	*	FTI Consulting, Inc	54
916		G & K Services, Inc (Class A)	56
3,325		Geo Group, Inc	107
645	*	GP Strategies Corp	18
3,373		Healthcare Services Group	98
943		Heidrick & Struggles International, Inc	19
218	*	Heritage-Crystal Clean, Inc	4
2,682		Herman Miller, Inc	86
2,154		HNI Corp	79
884	*	Huron Consulting Group, Inc	56
892	*	ICF International, Inc	36
7,377	*	ICO Global Communications Holdings Ltd	14
2,874	*	IHS, Inc (Class A)	349
1,756	*	Innerworkings, Inc	13
2,666		Interface, Inc	55
462		Intersections, Inc	3
7,789		Iron Mountain, Inc	215
3,363		KAR Auction Services, Inc	102
1,394		Kelly Services, Inc (Class A)	33
1,380		Kforce, Inc	29
1,737		Kimball International, Inc (Class B)	31
2,203		Knoll, Inc	40
2,239	*	Korn/Ferry International	67
3,533		Manpower, Inc	279
1,316		McGrath RentCorp	46
757	*	Mistras Group, Inc	17
1,712		Mobile Mini, Inc	74
1,290		MSA Safety, Inc	74
514		Multi-Color Corp	18
1,783	*	Navigant Consulting, Inc	33
9,711		Nielsen Holdings NV	433
563		NL Industries, Inc	6
3,322	*,e	Odyssey Marine Exploration, Inc	8
2,101	*	On Assignment, Inc	81
931	*	Performant Financial Corp	8
9,167	e	Pitney Bowes, Inc	238
891	e	Quad	21
8,857		R.R. Donnelley & Sons Co	159
11,681		Republic Services, Inc	399
1,664		Resources Connection, Inc	23
6,158		Robert Half International, Inc	258
2,327		Rollins, Inc	70
1,472	*	RPX Corp	24
585		Schawk, Inc (Class A)	12
672	*	SP Plus Corp	18
3,734		Steelcase, Inc (Class A)	62
3,824	*	Stericycle, Inc	435
5,437	*	Swisher Hygiene, Inc	2
946	*	Team, Inc	41
2,577	*	Tetra Tech, Inc	76
2,980		Towers Watson & Co	340
896	*	TRC Cos, Inc	6
1,954	*	TrueBlue, Inc	57
514		Unifirst Corp	57
1,860		United Stationers, Inc	76
6,699	*	Verisk Analytics, Inc	402
1,084		Viad Corp	26
205		VSE Corp	11
1,134	*	WageWorks, Inc	64
5,657		Waste Connections, Inc	248
20,722		Waste Management, Inc	872

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

921		West Corp	$22

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,114

CONSUMER DURABLES & APPAREL - 1.6%
653		Arctic Cat, Inc	31
562		Bassett Furniture Industries, Inc	8
970	*,e	Beazer Homes USA, Inc	20
715	*,e	Black Diamond, Inc	9
499	e	Blyth, Inc	5
4,339		Brunswick Corp	197
3,430		Callaway Golf Co	35
2,448		Carter’s, Inc	190
379	*	Cavco Industries, Inc	30
12,602		Coach, Inc	626
562		Columbia Sportswear Co	47
4,050	*	CROCS, Inc	63
269		CSS Industries, Inc	7
222		Culp, Inc	4
1,570	*	Deckers Outdoor Corp	125
12,912		DR Horton, Inc	280
1,299	e	Ethan Allen Interiors, Inc	33
462	*,e	EveryWare Global, Inc	2
59		Flexsteel Industries, Inc	2
2,174	*	Fossil Group, Inc	254
5,292	*,e	Garmin Ltd	292
811	*	G-III Apparel Group Ltd	58
4,488		Hanesbrands, Inc	343
3,112		Harman International Industries, Inc	331
5,210		Hasbro, Inc	290
1,486	*	Helen of Troy Ltd	103
500		Hooker Furniture Corp	8
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	23
2,230	*	Iconix Brand Group, Inc	88
1,204	*,e	iRobot Corp	49
816		Jakks Pacific, Inc	6
5,152	*	Jarden Corp	308
232		Johnson Outdoors, Inc	6
4,415		Jones Apparel Group, Inc	66
5,284	*	Kate Spade & Co	196
3,831	e	KB Home	65
2,552		La-Z-Boy, Inc	69
2,910	*,e	Leapfrog Enterprises, Inc	22
6,635		Leggett & Platt, Inc	217
7,572	e	Lennar Corp (Class A)	300
847	*	Libbey, Inc	22
362		Lifetime Brands, Inc	7
862	*	M/I Homes, Inc	19
441		Marine Products Corp	3
15,447		Mattel, Inc	620
1,887		MDC Holdings, Inc	53
1,657	*	Meritage Homes Corp	69
8,934	*	Michael Kors Holdings Ltd	833
2,729	*	Mohawk Industries, Inc	371
817		Movado Group, Inc	37
271		Nacco Industries, Inc (Class A)	15
1,389	*	Nautilus, Inc	13
12,450		Newell Rubbermaid, Inc	372
31,710		Nike, Inc (Class B)	2,342
203	*	NVR, Inc	233
621		Oxford Industries, Inc	49
546		Perry Ellis International, Inc	8
3,714		Phillips-Van Heusen Corp	463
2,930		Polaris Industries, Inc	409
2,133		Pool Corp	131

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

17,365		Pulte Homes, Inc	$333
6,076	*	Quiksilver, Inc	46
2,659		Ralph Lauren Corp	428
444		RG Barry Corp	8
2,334		Ryland Group, Inc	93
1,898	*	Skechers U.S.A., Inc (Class A)	69
796	*	Skullcandy, Inc	7
2,979	*,e	Smith & Wesson Holding Corp	44
6,786	*	Standard-Pacific Corp	56
2,682	*	Steven Madden Ltd	97
887	e	Sturm Ruger & Co, Inc	53
995	*	Taylor Morrison Home Corp	23
2,758	*	Tempur-Pedic International, Inc	140
7,450	*	Toll Brothers, Inc	268
650	*,e	TRI Pointe Homes, Inc	11
2,191	*	Tumi Holdings, Inc	50
2,427		Tupperware Corp	203
3,832	*	Under Armour, Inc (Class A)	439
700	*	Unifi, Inc	16
787	*	Universal Electronics, Inc	30
1,001	*,e	Vera Bradley, Inc	27
15,358		VF Corp	950
820	*	Vince Holding Corp	22
378		Weyco Group, Inc	10
3,614		Whirlpool Corp	540
638	*	William Lyon Homes, Inc	18
4,604	e	Wolverine World Wide, Inc	131
1,005	*	Zagg, Inc	5

		TOTAL CONSUMER DURABLES & APPAREL	14,994

CONSUMER SERVICES - 2.1%
812	*	American Public Education, Inc	28
4,416	*	Apollo Group, Inc (Class A)	151
1,550		ARAMARK Holdings Corp	45
692	*	Ascent Media Corp (Series A)	52
1,860	*	Bally Technologies, Inc	123
1,195	*	BJ’s Restaurants, Inc	39
2,531	*	Bloomin’ Brands, Inc	61
1,276		Bob Evans Farms, Inc	64
2,708	*	Boyd Gaming Corp	36
987	*	Bravo Brio Restaurant Group, Inc	14
877	*	Bridgepoint Education, Inc	13
512	*	Bright Horizons Family Solutions	20
3,240		Brinker International, Inc	170
859	*	Buffalo Wild Wings, Inc	128
3,570	e	Burger King Worldwide, Inc	95
1,990	*,e	Caesars Entertainment Corp	38
428		Capella Education Co	27
3,103	*	Career Education Corp	23
18,999		Carnival Corp	719
741	e	Carriage Services, Inc	13
620	*	Carrols Restaurant Group, Inc	4
749		CBRL Group, Inc	73
2,494		Cheesecake Factory	119
1,395	*	Chipotle Mexican Grill, Inc (Class A)	792
1,471		Choice Hotels International, Inc	68
533		Churchill Downs, Inc	49
751	*	Chuy’s Holdings, Inc	32
770		ClubCorp Holdings, Inc	15
4,659	*,e	Corinthian Colleges, Inc	6
5,864		Darden Restaurants, Inc	298
550	*	Del Frisco’s Restaurant Group, Inc	15
4,746	*	Denny’s Corp	30
2,747		DeVry, Inc	116

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

690	*	Diamond Resorts International, Inc	$12
740		DineEquity, Inc	58
495	*,e	Diversified Restaurant Holdings, Inc	2
2,534		Domino’s Pizza, Inc	195
4,115		Dunkin Brands Group, Inc	206
1,176	*,e	Education Management Corp	6
289		Einstein Noah Restaurant Group, Inc	5
694	*	Fiesta Restaurant Group, Inc	32
170		Graham Holdings Co	120
2,029	*	Grand Canyon Education, Inc	95
12,230		H&R Block, Inc	369
2,578		Hillenbrand, Inc	83
5,630	*	Hilton Worldwide Holdings, Inc	125
870	*,e	Houghton Mifflin Harcourt Co	18
2,039	*	Hyatt Hotels Corp	110
309	*,e	Ignite Restaurant Group, Inc	4
11,921		International Game Technology	168
903		International Speedway Corp (Class A)	31
1,901		Interval Leisure Group, Inc	50
1,142	*	Isle of Capri Casinos, Inc	9
997	*,e	ITT Educational Services, Inc	29
2,033	*	Jack in the Box, Inc	120
649	*	Jamba, Inc	8
203	*	JTH Holding, Inc	6
1,265	*,e	K12, Inc	29
2,917	*	Krispy Kreme Doughnuts, Inc	52
17,532		Las Vegas Sands Corp	1,416
1,963	*	Life Time Fitness, Inc	94
2,787	*	LifeLock, Inc	48
870		Lincoln Educational Services Corp	3
977	*	Luby’s, Inc	6
840		Marcus Corp	14
10,662		Marriott International, Inc (Class A)	597
1,390	*	Marriott Vacations Worldwide Corp	78
1,275		Matthews International Corp (Class A)	52
44,805		McDonald’s Corp	4,392
16,424	*	MGM Mirage	425
388	*	Monarch Casino & Resort, Inc	7
1,158	*	Morgans Hotel Group Co	9
1,276	*	Multimedia Games, Inc	37
400	*,e	Noodles & Co	16
1,315	*	Norwegian Cruise Line Holdings Ltd	42
4,377	*	Orient-Express Hotels Ltd (Class A)	63
1,258	*	Panera Bread Co (Class A)	222
1,434		Papa John’s International, Inc	75
3,077	*	Penn National Gaming, Inc	38
3,229	*	Pinnacle Entertainment, Inc	77
1,093	*	Popeyes Louisiana Kitchen, Inc	44
666	*	Red Robin Gourmet Burgers, Inc	48
2,200		Regis Corp	30
7,441		Royal Caribbean Cruises Ltd	406
3,070	*	Ruby Tuesday, Inc	17
1,588		Ruth’s Chris Steak House, Inc	19
1,968	*	Scientific Games Corp (Class A)	27
1,315		SeaWorld Entertainment, Inc	40
9,704		Service Corp International	193
3,014		Six Flags Entertainment Corp	121
2,451	*	Sonic Corp	56
3,133		Sotheby’s (Class A)	136
581		Speedway Motorsports, Inc	11
33,407		Starbucks Corp	2,451
8,903		Starwood Hotels & Resorts Worldwide, Inc	709
70	*	Steak N Shake Co	34
636	*	Steiner Leisure Ltd	29
491	*	Strayer Education, Inc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,872		Texas Roadhouse, Inc (Class A)	$75
1,064		Town Sports International Holdings, Inc	9
1,028		Universal Technical Institute, Inc	13
1,645		Vail Resorts, Inc	115
1,296	e	Weight Watchers International, Inc	27
13,002		Wendy’s	119
5,864		Wyndham Worldwide Corp	429
3,574		Wynn Resorts Ltd	794
20,223		Yum! Brands, Inc	1,525

		TOTAL CONSUMER SERVICES	20,629

DIVERSIFIED FINANCIALS - 4.0%
2,314	*	Affiliated Managers Group, Inc	463
13,711	*	American Capital Ltd	216
42,362		American Express Co	3,814
9,040		Ameriprise Financial, Inc	995
10,246		Apollo Investment Corp	85
13,764		Ares Capital Corp	243
584		Artisan Partners Asset Management, Inc	38
51,797		Bank of New York Mellon Corp	1,828
4,832		BGC Partners, Inc (Class A)	32
3,423	e	BlackRock Kelso Capital Corp	31
5,864		BlackRock, Inc	1,844
1,288		Calamos Asset Management, Inc (Class A)	17
26,086		Capital One Financial Corp	2,013
588		Capital Southwest Corp	20
1,340	e	Cash America International, Inc	52
3,943		CBOE Holdings, Inc	223
48,819		Charles Schwab Corp	1,334
14,240		CME Group, Inc	1,054
1,086	e	Cohen & Steers, Inc	43
594	*	Consumer Portfolio Services, Inc	4
5,330	*	Cowen Group, Inc	23
296	*	Credit Acceptance Corp	42
118		Diamond Hill Investment Group, Inc	15
21,706		Discover Financial Services	1,263
1,850	*	Dollar Financial Corp	16
12,938	*	E*Trade Financial Corp	298
5,610		Eaton Vance Corp	214
1,165	*,e	Encore Capital Group, Inc	53
1,394		Evercore Partners, Inc (Class A)	77
2,322	*	Ezcorp, Inc (Class A)	25
673	*	FBR & Co	17
4,555	e	Federated Investors, Inc (Class B)	139
451	e	Fidus Investment Corp	9
5,533	*	Fifth Street Finance Corp	52
2,248		Financial Engines, Inc	114
1,340	*	First Cash Financial Services, Inc	68
374	*,e	First Marblehead Corp	2
374		Firsthand Technology Value Fund, Inc	8
18,406		Franklin Resources, Inc	997
727	e	Friedman Billings Ramsey Group, Inc (Class A)	19
1,682	e	FXCM, Inc	25
349		GAMCO Investors, Inc (Class A)	27
271	e	Garrison Capital, Inc	4
3,928		GFI Group, Inc	14
1,256	e	Gladstone Capital Corp	13
1,326		Gladstone Investment Corp	11
20,393		Goldman Sachs Group, Inc	3,341
674	e	Golub Capital BDC, Inc	12
1,122	*	Green Dot Corp	22
1,492	e	Greenhill & Co, Inc	78
918	*,e	GSV Capital Corp	9
2,227	e	Hercules Technology Growth Capital, Inc	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,489		HFF, Inc (Class A)	$50
369	e	Horizon Technology Finance Corp	5
820	*,e	Imperial Holdings, Inc	5
3,210		ING US, Inc	116
2,025		Interactive Brokers Group, Inc (Class A)	44
5,141		IntercontinentalExchange Group, Inc	1,017
675	*	International Assets Holding Corp	13
1,945	*	Internet Capital Group, Inc	40
19,518		Invesco Ltd	722
1,857	*	Investment Technology Group, Inc	38
21,564	e	iShares Russell 3000 Index Fund	2,422
6,720		Janus Capital Group, Inc	73
822		JMP Group, Inc	6
1,010	e	KCAP Financial, Inc	9
1,997	*	KCG Holdings, Inc	24
5,033	*	Ladenburg Thalmann Financial Services, Inc	15
5,874		Lazard Ltd (Class A)	277
5,079		Legg Mason, Inc	249
12,769		Leucadia National Corp	358
2,588		LPL Financial Holdings, Inc	136
1,604	*,e	Main Street Capital Corp	53
671		Manning & Napier, Inc	11
1,771		MarketAxess Holdings, Inc	105
418		Marlin Business Services Corp	9
3,668		MCG Capital Corp	14
872		Medallion Financial Corp	12
594		Medley Capital Corp	8
8,690		Moody’s Corp	689
68,866		Morgan Stanley	2,147
5,496	*	MSCI, Inc (Class A)	236
1,094		MVC Capital, Inc	15
5,098		NASDAQ OMX Group, Inc	188
1,077		Nelnet, Inc (Class A)	44
581		New Mountain Finance Corp	8
959	*	NewStar Financial, Inc	13
1,181	e	NGP Capital Resources Co	8
489		Nicholas Financial, Inc	8
10,689		Northern Trust Corp	701
448		Oppenheimer Holdings, Inc	13
455	e	PennantPark Floating Rate Capital Ltd	6
3,016		PennantPark Investment Corp	33
2,595	*	PHH Corp	67
1,198	*	Pico Holdings, Inc	31
935	*	Piper Jaffray Cos	43
2,236	*	Portfolio Recovery Associates, Inc	129
11,137		Prospect Capital Corp	120
5,235		Raymond James Financial, Inc	293
231	*	Regional Management Corp	6
606		Resource America, Inc (Class A)	5
1,299	*	Safeguard Scientifics, Inc	29
4,260	*	Santander Consumer USA Holdings, Inc	103
6,909		SEI Investments Co	232
19,100		SLM Corp	468
2,044		Solar Capital Ltd	45
375	e	Solar Senior Capital Ltd	6
5,303	e	SPDR Trust Series 1	992
1,210	*,e	Springleaf Holdings, Inc	30
19,208		State Street Corp	1,336
537	e	Stellus Capital Investment Corp	8
3,142	*	Stifel Financial Corp	156
1,726	*	SWS Group, Inc	13
11,638		T Rowe Price Group, Inc	958
1,198		TCP Capital Corp	20
10,647		TD Ameritrade Holding Corp	361
1,197		THL Credit, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,416	e	TICC Capital Corp	$24
1,314		Triangle Capital Corp	34
265	*	Virtus Investment Partners, Inc	46
4,202		Waddell & Reed Financial, Inc (Class A)	309
1,683	*,e	Walter Investment Management Corp	50
322		Westwood Holdings Group, Inc	20
321		WhiteHorse Finance, Inc	5
4,611	*	WisdomTree Investments, Inc	60
501	*,e	World Acceptance Corp	38

		TOTAL DIVERSIFIED FINANCIALS	37,381

ENERGY - 9.2%
4,200	*	Abraxas Petroleum Corp	17
99		Adams Resources & Energy, Inc	6
783	e	Alon USA Energy, Inc	12
9,079	*,e	Alpha Natural Resources, Inc	39
885	*,e	Amyris Biotechnologies, Inc	3
22,354		Anadarko Petroleum Corp	1,895
1,540	*	Antero Resources Corp	96
17,390		Apache Corp	1,443
460	*	APCO Argentina, Inc	7
1,605	*,e	Approach Resources, Inc	34
9,903	e	Arch Coal, Inc	48
610	*	Athlon Energy, Inc	22
2,302	*	Atwood Oceanics, Inc	116
19,447		Baker Hughes, Inc	1,264
1,205	*	Basic Energy Services, Inc	33
2,221	*,e	Bill Barrett Corp	57
411		Bolt Technology Corp	8
1,110	*	Bonanza Creek Energy, Inc	49
4,811	*,e	BPZ Energy, Inc	15
1,671		Bristow Group, Inc	126
2,159	*,e	C&J Energy Services, Inc	63
19,304		Cabot Oil & Gas Corp	654
4,578	*,e	Cal Dive International, Inc	8
1,294	*	Callon Petroleum Co	11
10,072	*	Cameron International Corp	622
905	e	CARBO Ceramics, Inc	125
1,963	*	Carrizo Oil & Gas, Inc	105
2,040	*	CHC Group Ltd	15
10,928	*	Cheniere Energy, Inc	605
25,600		Chesapeake Energy Corp	656
86,727		Chevron Corp	10,313
3,956		Cimarex Energy Co	471
36	*	Clayton Williams Energy, Inc	4
3,211	*,e	Clean Energy Fuels Corp	29
2,429	*	Cloud Peak Energy, Inc	51
12,599	*	Cobalt International Energy, Inc	231
2,095		Comstock Resources, Inc	48
4,798	*	Concho Resources, Inc	588
54,669		ConocoPhillips	3,846
10,477		Consol Energy, Inc	419
670		Contango Oil & Gas Co	32
1,956	*,e	Continental Resources, Inc	243
762	e	CVR Energy, Inc	32
378		Dawson Geophysical Co	11
1,604		Delek US Holdings, Inc	47
17,082		Denbury Resources, Inc	280
18,228	*	Devon Energy Corp	1,220
3,060	e	Diamond Offshore Drilling, Inc	149
810	*	Diamondback Energy, Inc	55
3,226	*	Dresser-Rand Group, Inc	188
1,710	*	Dril-Quip, Inc	192
1,677	*,e	Emerald Oil, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,867	*,e	Endeavour International Corp	$6
3,245		Energen Corp	262
3,651	e	Energy XXI Bermuda Ltd	86
12,139		EOG Resources, Inc	2,381
2,050	*	EP Energy Corp	40
1,505	*,e	EPL Oil & Gas, Inc	58
619		Equal Energy Ltd	3
6,817		Equitable Resources, Inc	661
891	*	Era Group, Inc	26
668		Evolution Petroleum Corp	9
7,464	e	EXCO Resources, Inc	42
2,632		Exterran Holdings, Inc	115
198,857		Exxon Mobil Corp	19,424
10,558	*	FMC Technologies, Inc	552
5,689	*	Forest Oil Corp	11
1,662	*	Forum Energy Technologies, Inc	51
1,860		Frank’s International NV	46
2,722	*	Frontline Ltd	11
2,612	*,e	FX Energy, Inc	9
1,114		GasLog Ltd	26
2,282	*	Gastar Exploration, Inc	12
626	*,e	Geospace Technologies Corp	41
2,014	e	Golar LNG Ltd	84
1,342	*,e	Goodrich Petroleum Corp	21
827		Green Plains Renewable Energy, Inc	25
727		Gulf Island Fabrication, Inc	16
1,158		Gulfmark Offshore, Inc	52
3,550	*	Gulfport Energy Corp	253
9,527	*,e	Halcon Resources Corp	41
38,047		Halliburton Co	2,241
4,809	*	Helix Energy Solutions Group, Inc	111
4,343		Helmerich & Payne, Inc	467
6,596	*	Hercules Offshore, Inc	30
13,486		Hess Corp	1,118
9,293		Holly Corp	442
1,645	*	Hornbeck Offshore Services, Inc	69
6,522	*	ION Geophysical Corp	27
61	*	Isramco, Inc	8
6,174	*	Key Energy Services, Inc	57
30,324		Kinder Morgan, Inc	985
1,322	*,e	KiOR, Inc (Class A)	1
1,036		Knightsbridge Tankers Ltd	14
10,366	*	Kodiak Oil & Gas Corp	126
4,626	*	Kosmos Energy LLC	51
1,355	*,e,m	L&L Energy, Inc	1
1,792	*	Laredo Petroleum Holdings, Inc	46
7,113	*,e	Magnum Hunter Resources Corp	60
31,483		Marathon Oil Corp	1,118
13,383		Marathon Petroleum Corp	1,165
2,194	*	Matador Resources Co	54
1,193	*	Matrix Service Co	40
8,867	*	McDermott International, Inc	69
1,188	*,e	Midstates Petroleum Co, Inc	6
738	*,e	Miller Petroleum, Inc	4
507	*	Mitcham Industries, Inc	7
8,514		Murphy Oil Corp	535
13,473		Nabors Industries Ltd	332
18,967		National Oilwell Varco, Inc	1,477
561	*	Natural Gas Services Group, Inc	17
5,911	*	Newfield Exploration Co	185
3,910	*	Newpark Resources, Inc	45
16,179		Noble Energy, Inc	1,149
2,356	e	Nordic American Tanker Shipping	23
2,710		North Atlantic Drilling Ltd	24
3,091	*,e	Northern Oil And Gas, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

645	*,e	Nuverra Environmental Solutions, Inc	$13
4,276	*	Oasis Petroleum, Inc	178
35,984		Occidental Petroleum Corp	3,429
4,894		Oceaneering International, Inc	352
2,517	*	Oil States International, Inc	248
9,328		Oneok, Inc	553
324		Panhandle Oil and Gas, Inc (Class A)	14
5,410	*	Parker Drilling Co	38
6,713		Patterson-UTI Energy, Inc	213
1,108	e	PBF Energy, Inc	29
1,390	*	PDC Energy, Inc	87
12,370		Peabody Energy Corp	202
2,491	*,e	Penn Virginia Corp	44
2,768	*	Petroquest Energy, Inc	16
620	*	PHI, Inc	27
26,040		Phillips 66	2,007
2,681	*	Pioneer Energy Services Corp	35
6,188		Pioneer Natural Resources Co	1,158
8,195		Questar Market Resources, Inc	241
5,806	*,e	Quicksilver Resources, Inc	15
7,287		Range Resources Corp	605
970	*,e	Renewable Energy Group, Inc	12
3,121	*	Resolute Energy Corp	22
2,049	*	Rex Energy Corp	38
303	*	Rex Stores Corp	17
1,890	*	Rice Energy, Inc	50
611	*	RigNet, Inc	33
2,586	*	Rosetta Resources, Inc	120
5,316	*	Rowan Cos plc	179
3,162	e	RPC, Inc	65
700	*	RSP Permian, Inc	20
1,290	*,e	Sanchez Energy Corp	38
22,601	*,e	SandRidge Energy, Inc	139
59,221		Schlumberger Ltd	5,774
7,391		Scorpio Tankers, Inc	74
891		SEACOR Holdings, Inc	77
16,184	e	Seadrill Ltd	569
2,014		SemGroup Corp	132
2,365		Ship Finance International Ltd	43
2,191	*,e	Solazyme, Inc	25
16,101	*	Southwestern Energy Co	741
29,771		Spectra Energy Corp	1,100
2,953		St. Mary Land & Exploration Co	211
2,334	*	Stone Energy Corp	98
7,302		Superior Energy Services	225
2,133	*,e	Swift Energy Co	23
1,789	*	Synergy Resources Corp	19
1,406		Targa Resources Investments, Inc	140
1,746		Teekay Corp	98
2,124	e	Teekay Tankers Ltd (Class A)	8
790	*	Tesco Corp	15
6,251		Tesoro Corp	316
3,896	*	Tetra Technologies, Inc	50
732		TGC Industries, Inc	4
2,198		Tidewater, Inc	107
2,211	*,e	Triangle Petroleum Corp	18
7,062	*,e	Ultra Petroleum Corp	190
2,246	*	Unit Corp	147
2,636	*,e	Uranium Energy Corp	3
5,684	*,e	Ur-Energy, Inc	9
2,578	*	Vaalco Energy, Inc	22
24,520		Valero Energy Corp	1,302
9,477	*	Vantage Drilling Co	16
1,693		W&T Offshore, Inc	29
3,436	*	Warren Resources, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,492	e	Western Refining, Inc	$96
510	*	Westmoreland Coal Co	15
5,396	*	Whiting Petroleum Corp	374
2,126	*	Willbros Group, Inc	27
30,786		Williams Cos, Inc	1,249
3,501		World Fuel Services Corp	154
9,159	*	WPX Energy, Inc	165
1,256	*,e	ZaZa Energy Corp	1

		TOTAL ENERGY	87,047

FOOD & STAPLES RETAILING - 2.0%
1,284		Andersons, Inc	76
1,705		Casey’s General Stores, Inc	115
521	*	Chefs’ Warehouse Holdings, Inc	11
19,350		Costco Wholesale Corp	2,161
54,475		CVS Corp	4,078
715	*,e	Fairway Group Holdings Corp	5
1,879	*	Fresh Market, Inc	63
700		Ingles Markets, Inc (Class A)	17
22,822		Kroger Co	996
345	*,e	Natural Grocers by Vitamin C	15
1,214	*	Pantry, Inc	19
882		Pricesmart, Inc	89
33,174	*	Rite Aid Corp	208
1,140	e	Roundy’s, Inc	8
10,909		Safeway, Inc	403
1,809		Spartan Stores, Inc	42
760	*,e	Sprouts Farmers Market, Inc	27
9,250	*,e	Supervalu, Inc	63
831	*,e	Susser Holdings Corp	52
26,326		Sysco Corp	951
2,264	*	United Natural Foods, Inc	161
292		Village Super Market (Class A)	8
42,075		Walgreen Co	2,778
71,738		Wal-Mart Stores, Inc	5,483
145		Weis Markets, Inc	7
16,616		Whole Foods Market, Inc	843

		TOTAL FOOD & STAPLES RETAILING	18,679

FOOD, BEVERAGE & TOBACCO - 4.5%
136		Alico, Inc	5
3,943	*	Alliance One International, Inc	12
90,097		Altria Group, Inc	3,372
443	*,e	Annie’s, Inc	18
29,020		Archer Daniels Midland Co	1,259
2,348		B&G Foods, Inc (Class A)	71
7,013		Beam, Inc	584
387	*,e	Boston Beer Co, Inc (Class A)	95
2,588	*	Boulder Brands, Inc	46
6,581		Brown-Forman Corp (Class B)	590
6,740		Bunge Ltd	536
555	e	Calavo Growers, Inc	20
682		Cal-Maine Foods, Inc	43
8,041		Campbell Soup Co	361
2,584	*	Chiquita Brands International, Inc	32
263		Coca-Cola Bottling Co Consolidated	22
170,484		Coca-Cola Co	6,591
11,355		Coca-Cola Enterprises, Inc	542
18,587		ConAgra Foods, Inc	577
6,907	*	Constellation Brands, Inc (Class A)	587
5,403	*	Darling International, Inc	108
4,379		Dean Foods Co	68
1,154	*,e	Diamond Foods, Inc	40
9,345		Dr Pepper Snapple Group, Inc	509

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

288	*	Farmer Bros Co	$6
7,843		Flowers Foods, Inc	168
1,850		Fresh Del Monte Produce, Inc	51
28,811		General Mills, Inc	1,493
149		Griffin Land & Nurseries, Inc (Class A)	5
1,798	*	Hain Celestial Group, Inc	164
6,707		Hershey Co	700
5,722		Hillshire Brands Co	213
6,132		Hormel Foods Corp	302
3,512		Ingredion, Inc	239
599		J&J Snack Foods Corp	57
4,751		J.M. Smucker Co	462
368		John B. Sanfilippo & Son, Inc	8
11,570		Kellogg Co	726
6,766	*,e	Keurig Green Mountain, Inc	714
26,585		Kraft Foods Group, Inc	1,491
818		Lancaster Colony Corp	81
2,170		Lance, Inc	61
179	e	Lifeway Foods, Inc	3
443	e	Limoneira Co	10
17,289		Lorillard, Inc	935
5,953		McCormick & Co, Inc	427
8,956		Mead Johnson Nutrition Co	745
5,964		Molson Coors Brewing Co (Class B)	351
79,231		Mondelez International, Inc	2,737
6,076	*	Monster Beverage Corp	422
621		National Beverage Corp	12
996	*	Omega Protein Corp	12
68,897		PepsiCo, Inc	5,753
73,092		Philip Morris International, Inc	5,984
2,936	*	Pilgrim’s Pride Corp	61
1,527		Pinnacle Foods, Inc	46
1,328	*	Post Holdings, Inc	73
13,920		Reynolds American, Inc	744
1,050		Sanderson Farms, Inc	82
13		Seaboard Corp	34
365	*	Seneca Foods Corp	12
889	*,e	Synutra International, Inc	6
933	e	Tootsie Roll Industries, Inc	28
1,662	*	TreeHouse Foods, Inc	120
12,816	*	Tyson Foods, Inc (Class A)	564
1,067	e	Universal Corp	60
2,770	e	Vector Group Ltd	60
5,778	*	WhiteWave Foods Co (Class A)	165

		TOTAL FOOD, BEVERAGE & TOBACCO	42,475

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
1,018	e	Abaxis, Inc	40
69,213		Abbott Laboratories	2,665
1,811	*,e	Abiomed, Inc	47
1,625	*	Acadia Healthcare Co, Inc	73
3,073	*,e	Accuray, Inc	30
255	*	Addus HomeCare Corp	6
16,732		Aetna, Inc	1,254
1,872		Air Methods Corp	100
3,481	*	Align Technology, Inc	180
253	*	Alliance HealthCare Services, Inc	9
8,310	*	Allscripts Healthcare Solutions, Inc	150
380		Almost Family, Inc	9
2,729	*	Alphatec Holdings, Inc	4
1,533	*	Amedisys, Inc	23
10,460		AmerisourceBergen Corp	686
2,008	*	AMN Healthcare Services, Inc	28
1,528	*	Amsurg Corp	72

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

558		Analogic Corp	$46
1,310	*	Angiodynamics, Inc	21
566	*	Anika Therapeutics, Inc	23
5,177	*,e	Antares Pharma, Inc	18
1,336	*	Arthrocare Corp	64
1,587	*,e	athenahealth, Inc	254
716	*	AtriCure, Inc	13
86		Atrion Corp	26
3,641		Bard (C.R.), Inc	539
24,181		Baxter International, Inc	1,779
8,522		Becton Dickinson & Co	998
1,378	*,e	Biolase Technology, Inc	3
1,119	*,e	Bio-Reference Labs, Inc	31
2,663	*	BioScrip, Inc	19
59,718	*	Boston Scientific Corp	807
4,539	*	Brookdale Senior Living, Inc	152
1,599		Cantel Medical Corp	54
1,396	*	Capital Senior Living Corp	36
15,321		Cardinal Health, Inc	1,072
977	*	Cardiovascular Systems, Inc	31
9,318	*	CareFusion Corp	375
9,050	*	Catamaran Corp	405
2,518	*	Centene Corp	157
13,278	*	Cerner Corp	747
3,181	*,e	Cerus Corp	15
859	e	Chemed Corp	77
671	*	Chindex International, Inc	13
12,523		Cigna Corp	1,049
5,064		Community Health Systems, Inc	198
590		Computer Programs & Systems, Inc	38
1,595		Conmed Corp	69
2,129		Cooper Cos, Inc	292
514	*	Corvel Corp	26
20,871		Covidien plc	1,537
1,273	*	Cross Country Healthcare, Inc	10
1,413		CryoLife, Inc	14
640	*	Cutera, Inc	7
1,243	*	Cyberonics, Inc	81
796	*	Cynosure, Inc (Class A)	23
8,192	*	DaVita, Inc	564
6,571		Dentsply International, Inc	303
611	*	Derma Sciences, Inc	8
3,382	*	DexCom, Inc	140
5,074	*	Edwards Lifesciences Corp	376
1,829	*	Emeritus Corp	58
2,887	*	Endologix, Inc	37
895		Ensign Group, Inc	39
1,860	*	Envision Healthcare Holdings, Inc	63
408	*	Exactech, Inc	9
1,376	*	ExamWorks Group, Inc	48
34,658	*	Express Scripts Holding Co	2,602
1,637	*	Five Star Quality Care, Inc	8
1,359	*,e	GenMark Diagnostics, Inc	14
1,497	*	Gentiva Health Services, Inc	14
1,923	*	Globus Medical, Inc	51
1,091	*	Greatbatch, Inc	50
2,338	*	Haemonetics Corp	76
1,683	*	Hanger Orthopedic Group, Inc	57
12,251		HCA Holdings, Inc	643
3,620	*	Health Net, Inc	123
4,003		Healthsouth Corp	144
797	*	HealthStream, Inc	21
1,788	*,e	Healthways, Inc	31
752	*	HeartWare International, Inc	71
3,851	*	Henry Schein, Inc	460

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,734		Hill-Rom Holdings, Inc	$105
3,657	*	HMS Holdings Corp	70
12,260	*	Hologic, Inc	264
6,901		Humana, Inc	778
604	*	ICU Medical, Inc	36
2,404	*	Idexx Laboratories, Inc	292
2,452	*	Insulet Corp	116
1,114	*	Integra LifeSciences Holdings Corp	51
1,718	*	Intuitive Surgical, Inc	752
1,548		Invacare Corp	30
4,017	*	Inverness Medical Innovations, Inc	138
769	*	IPC The Hospitalist Co, Inc	38
2,539		Kindred Healthcare, Inc	59
3,931	*	Laboratory Corp of America Holdings	386
498		Landauer, Inc	23
735	*	LHC Group, Inc	16
1,926	*	LifePoint Hospitals, Inc	105
975	*	Magellan Health Services, Inc	58
2,117		Masimo Corp	58
10,206		McKesson Corp	1,802
2,778	*	MedAssets, Inc	69
655	*	Medical Action Industries, Inc	5
2,434	*	Medidata Solutions, Inc	132
45,104		Medtronic, Inc	2,776
2,504	*	Merge Healthcare, Inc	6
1,883		Meridian Bioscience, Inc	41
1,836	*	Merit Medical Systems, Inc	26
1,450	*	Molina Healthcare, Inc	54
620	*	MWI Veterinary Supply, Inc	97
516		National Healthcare Corp	29
357	*	National Research Corp	6
1,662	*	Natus Medical, Inc	43
1,566	*	Neogen Corp	70
2,136	*	NuVasive, Inc	82
2,725	*	NxStage Medical, Inc	35
4,552		Omnicare, Inc	272
1,729	*	Omnicell, Inc	50
2,901	*	OraSure Technologies, Inc	23
1,010	*	Orthofix International NV	30
2,906		Owens & Minor, Inc	102
4,009		Patterson Cos, Inc	167
4,606	*	Pediatrix Medical Group, Inc	286
1,348	*	PharMerica Corp	38
626	*,e	PhotoMedex, Inc	10
1,600	*	Premier, Inc	53
495	*	Providence Service Corp	14
1,960		Quality Systems, Inc	33
6,264	e	Quest Diagnostics, Inc	363
1,220	*,e	Quidel Corp	33
6,520	e	Resmed, Inc	291
1,891	*,e	Rockwell Medical Technologies, Inc	24
3,216	*	RTI Biologics, Inc	13
2,500		Select Medical Holdings Corp	31
2,518	*	Sirona Dental Systems, Inc	188
973	*	Skilled Healthcare Group, Inc (Class A)	5
1,958	*	Spectranetics Corp	59
12,746		St. Jude Medical, Inc	833
1,741	*	Staar Surgical Co	33
2,595		STERIS Corp	124
14,382		Stryker Corp	1,172
440	*	Surgical Care Affiliates, Inc	14
900	*	SurModics, Inc	20
1,974	*	Symmetry Medical, Inc	20
480	*	Tandem Diabetes Care, Inc	11
3,153	*	Team Health Holdings, Inc	141

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,197	*,e	TearLab Corp	$8
1,782		Teleflex, Inc	191
4,726	*	Tenet Healthcare Corp	202
2,569	*	Thoratec Corp	92
1,214	*	Tornier BV	26
463	*	Triple-S Management Corp (Class B)	7
3,641	*,e	Unilife Corp	15
45,423		UnitedHealth Group, Inc	3,724
1,661		Universal American Corp	12
4,061		Universal Health Services, Inc (Class B)	333
549		US Physical Therapy, Inc	19
149		Utah Medical Products, Inc	9
4,964	*	Varian Medical Systems, Inc	417
937	*	Vascular Solutions, Inc	25
3,661	*	VCA Antech, Inc	118
950	*,e	Veeva Systems, Inc	25
960	*	Vocera Communications, Inc	16
2,758	*	Volcano Corp	54
1,994	*	WellCare Health Plans, Inc	127
12,561		WellPoint, Inc	1,250
3,006		West Pharmaceutical Services, Inc	132
2,200	*	Wright Medical Group, Inc	68
821	*	Zeltiq Aesthetics, Inc	16
7,709		Zimmer Holdings, Inc	729

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	43,221

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
18,832		Avon Products, Inc	276
1,891	*	Central Garden and Pet Co (Class A)	16
6,093		Church & Dwight Co, Inc	421
5,814		Clorox Co	512
41,787		Colgate-Palmolive Co	2,711
3,140		Coty, Inc	47
1,181	*	Elizabeth Arden, Inc	35
2,712		Energizer Holdings, Inc	273
10,381		Estee Lauder Cos (Class A)	694
867	e	Female Health Co	7
262	*	Harbinger Group, Inc	3
3,891	e	Herbalife Ltd	223
735		Inter Parfums, Inc	27
17,183		Kimberly-Clark Corp	1,894
5,295	*,e	Lifevantage Corp	7
721	*	Medifast, Inc	21
537		Nature’s Sunshine Products, Inc	7
2,633		Nu Skin Enterprises, Inc (Class A)	218
602		Nutraceutical International Corp	16
255		Oil-Dri Corp of America	9
289		Orchids Paper Products Co	9
122,272		Procter & Gamble Co	9,855
575	*	Revlon, Inc (Class A)	15
990		Spectrum Brands, Inc	79
5,814	*,e	Star Scientific, Inc	4
312	*,e	USANA Health Sciences, Inc	23
704		WD-40 Co	54

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,456

INSURANCE - 4.1%
15,108		ACE Ltd	1,497
21,004		Aflac, Inc	1,324
722	*	Alleghany Corp	294
1,557		Allied World Assurance Co Holdings Ltd	161
20,618		Allstate Corp	1,167
220	*	AMBAC Financial Group, Inc	7
2,880		American Equity Investment Life Holding Co	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,560		American Financial Group, Inc	$205
66,003		American International Group, Inc	3,301
355		American National Insurance Co	40
915		Amerisafe, Inc	40
1,450	e	Amtrust Financial Services, Inc	54
13,762		Aon plc	1,160
5,953	*	Arch Capital Group Ltd	343
1,367		Argo Group International Holdings Ltd	63
5,795		Arthur J. Gallagher & Co	276
3,124		Aspen Insurance Holdings Ltd	124
3,261		Assurant, Inc	212
7,819		Assured Guaranty Ltd	198
4,657		Axis Capital Holdings Ltd	213
422		Baldwin & Lyons, Inc (Class B)	11
80,516	*	Berkshire Hathaway, Inc (Class B)	10,062
5,294		Brown & Brown, Inc	163
11,369		Chubb Corp	1,015
6,937		Cincinnati Financial Corp	338
2,162	*	Citizens, Inc (Class A)	16
1,391		CNA Financial Corp	59
11,225		Conseco, Inc	203
1,190		Crawford & Co (Class B)	13
406		Donegal Group, Inc (Class A)	6
844	*	eHealth, Inc	43
168		EMC Insurance Group, Inc	6
1,647		Employers Holdings, Inc	33
1,980		Endurance Specialty Holdings Ltd	107
413	*	Enstar Group Ltd	56
1,205		Erie Indemnity Co (Class A)	84
2,181		Everest Re Group Ltd	334
441		FBL Financial Group, Inc (Class A)	19
630		Fidelity & Guaranty Life	15
11,142		Fidelity National Title Group, Inc (Class A)	350
4,970		First American Financial Corp	132
21,672	*	Genworth Financial, Inc (Class A)	384
1,299	*	Greenlight Capital Re Ltd (Class A)	43
368	*	Hallmark Financial Services	3
2,022		Hanover Insurance Group, Inc	124
20,670		Hartford Financial Services Group, Inc	729
4,524		HCC Insurance Holdings, Inc	206
290	e	HCI Group, Inc	11
2,683	*	Hilltop Holdings, Inc	64
1,816		Horace Mann Educators Corp	53
392		Independence Holding Co	5
632		Infinity Property & Casualty Corp	43
18		Investors Title Co	1
212		Kansas City Life Insurance Co	10
2,086		Kemper Corp	82
12,034		Lincoln National Corp	610
13,583		Loews Corp	598
2,294		Maiden Holdings Ltd	29
592	*	Markel Corp	353
24,264		Marsh & McLennan Cos, Inc	1,196
6,479	*	MBIA, Inc	91
2,307		Meadowbrook Insurance Group, Inc	13
1,373		Mercury General Corp	62
39,789		Metlife, Inc	2,101
2,117		Montpelier Re Holdings Ltd	63
224		National Interstate Corp	6
106		National Western Life Insurance Co (Class A)	26
470	*	Navigators Group, Inc	29
12,542		Old Republic International Corp	206
1,061		OneBeacon Insurance Group Ltd (Class A)	16
2,420		PartnerRe Ltd	250
272	*	Phoenix Cos, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,270		Platinum Underwriters Holdings Ltd	$76
2,608		Primerica, Inc	123
13,440		Principal Financial Group	618
2,826		ProAssurance Corp	126
26,635		Progressive Corp	645
3,333		Protective Life Corp	175
20,912		Prudential Financial, Inc	1,770
3,326		Reinsurance Group of America, Inc (Class A)	265
1,836		RenaissanceRe Holdings Ltd	179
1,944		RLI Corp	86
678		Safety Insurance Group, Inc	36
2,700		Selective Insurance Group, Inc	63
2,034		Stancorp Financial Group, Inc	136
913		State Auto Financial Corp	19
1,090		Stewart Information Services Corp	38
3,790		Symetra Financial Corp	75
1,550	*	Third Point Reinsurance Ltd	25
4,327		Torchmark Corp	340
1,111	e	Tower Group International Ltd	3
15,775		Travelers Cos, Inc	1,342
417	*	United America Indemnity Ltd	11
1,337		United Fire & Casualty Co	41
1,340		Universal Insurance Holdings, Inc	17
11,818		UnumProvident Corp	417
4,375		Validus Holdings Ltd	165
4,651		W.R. Berkley Corp	194
283		White Mountains Insurance Group Ltd	170
12,947		XL Capital Ltd	405

		TOTAL INSURANCE	38,793

MATERIALS - 3.8%
1,430		A. Schulman, Inc	52
856	*	Advanced Emissions Solutions, Inc	21
226	*	AEP Industries, Inc	8
9,364		Air Products & Chemicals, Inc	1,115
2,996		Airgas, Inc	319
5,809	*,e	AK Steel Holding Corp	42
3,438		Albemarle Corp	228
48,991		Alcoa, Inc	631
5,011		Allegheny Technologies, Inc	189
4,499	*,e	Allied Nevada Gold Corp	19
1,252		AMCOL International Corp	57
1,339	e	American Vanguard Corp	29
2,862		Aptargroup, Inc	189
970	*	Arabian American Development Co	11
3,417		Ashland, Inc	340
4,552		Avery Dennison Corp	231
3,223		Axiall Corp	145
1,365		Balchem Corp	71
6,511		Ball Corp	357
4,338		Bemis Co, Inc	170
2,317	*	Berry Plastics Group, Inc	54
559	*	Boise Cascade Co	16
986		Brush Engineered Materials, Inc	33
2,920		Cabot Corp	172
2,460	*	Calgon Carbon Corp	54
2,161		Carpenter Technology Corp	143
799	*,e	Castle (A.M.) & Co	12
7,145		Celanese Corp (Series A)	397
2,103	*	Century Aluminum Co	28
2,714		CF Industries Holdings, Inc	707
340		Chase Corp	11
4,115	*	Chemtura	104
1,060	*	Clearwater Paper Corp	66

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,967		Cliffs Natural Resources, Inc	$143
4,249	*	Coeur d’Alene Mines Corp	39
5,382		Commercial Metals Co	102
1,529		Compass Minerals International, Inc	126
6,253	*	Crown Holdings, Inc	280
1,650		Cytec Industries, Inc	161
507		Deltic Timber Corp	33
1,514		Domtar Corp	170
54,731		Dow Chemical Co	2,659
40,865		Du Pont (E.I.) de Nemours & Co	2,742
2,311		Eagle Materials, Inc	205
7,092		Eastman Chemical Co	611
11,799		Ecolab, Inc	1,274
3,191	*	Ferro Corp	44
2,562	*	Flotek Industries, Inc	71
6,234		FMC Corp	477
46,877		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,550
954		FutureFuel Corp	19
2,908	*,e	General Moly, Inc	3
2,058		Glatfelter	56
2,943		Globe Specialty Metals, Inc	61
1,426	*,e	Gold Resource Corp	7
9,370	*	Graphic Packaging Holding Co	95
1,531		Greif, Inc (Class A)	80
2,306		H.B. Fuller Co	111
459		Hawkins, Inc	17
501		Haynes International, Inc	27
3,320	*	Headwaters, Inc	44
14,157	e	Hecla Mining Co	43
2,056	*	Horsehead Holding Corp	35
8,503		Huntsman Corp	208
1,000		Innophos Holdings, Inc	57
1,128		Innospec, Inc	51
3,724		International Flavors & Fragrances, Inc	356
19,493		International Paper Co	894
2,641	e	Intrepid Potash, Inc	41
804		Kaiser Aluminum Corp	57
3,744		Kapstone Paper and Packaging Corp	108
329		KMG Chemicals, Inc	5
952		Koppers Holdings, Inc	39
1,610	*	Kraton Polymers LLC	42
1,114	e	Kronos Worldwide, Inc	19
1,289	*	Landec Corp	14
6,361	*	Louisiana-Pacific Corp	107
901	*	LSB Industries, Inc	34
17,392		LyondellBasell Industries AF S.C.A	1,547
2,108		Martin Marietta Materials, Inc	271
8,015		MeadWestvaco Corp	302
3,984	*	Midway Gold Corp	4
1,603		Minerals Technologies, Inc	104
3,569	*,e	Molycorp, Inc	17
23,772		Monsanto Co	2,705
13,443		Mosaic Co	672
1,307		Myers Industries, Inc	26
743		Neenah Paper, Inc	38
426		NewMarket Corp	166
22,710		Newmont Mining Corp	532
1,121		Noranda Aluminium Holding Corp	5
14,287		Nucor Corp	722
3,679	e	Olin Corp	102
529		Olympic Steel, Inc	15
1,452		OM Group, Inc	48
2,250	*	Omnova Solutions, Inc	23
6,890	*	Owens-Illinois, Inc	233
4,498		Packaging Corp of America	317

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,999	*,e	Paramount Gold and Silver Corp	$7
4,551		PolyOne Corp	167
6,412		PPG Industries, Inc	1,240
13,080		Praxair, Inc	1,713
610		Quaker Chemical Corp	48
3,293		Reliance Steel & Aluminum Co	233
11,466		Rentech, Inc	22
2,728	*,e	Resolute Forest Products	55
3,041		Rock-Tenn Co (Class A)	321
3,377		Rockwood Holdings, Inc	251
2,608		Royal Gold, Inc	163
6,079		RPM International, Inc	254
1,496	*	RTI International Metals, Inc	42
1,183		Schnitzer Steel Industries, Inc (Class A)	34
1,432		Schweitzer-Mauduit International, Inc	61
2,024		Scotts Miracle-Gro Co (Class A)	124
8,564		Sealed Air Corp	282
2,061		Sensient Technologies Corp	116
3,981		Sherwin-Williams Co	785
5,308		Sigma-Aldrich Corp	496
1,740		Silgan Holdings, Inc	86
4,578		Sonoco Products Co	188
7,399		Southern Copper Corp (NY)	215
10,230		Steel Dynamics, Inc	182
834		Stepan Co	54
5,644	*	Stillwater Mining Co	84
2,967	*	SunCoke Energy, Inc	68
3,933	*	Tahoe Resources, Inc	83
557	*	Taminco Corp	12
1,000	*,e	Texas Industries, Inc	90
1,164		Tredegar Corp	27
260	*	UFP Technologies, Inc	6
66		United States Lime & Minerals, Inc	4
6,590	e	United States Steel Corp	182
391	*	Universal Stainless & Alloy	13
482	*	US Concrete, Inc	11
910		US Silica Holdings Inc	35
3,863		Valspar Corp	279
5,949		Vulcan Materials Co	395
2,588	e	Walter Energy, Inc	20
2,354		Wausau Paper Corp	30
1,786		Westlake Chemical Corp	118
297	*	WHX Corp	7
2,539		Worthington Industries, Inc	97
3,473	*	WR Grace & Co	344
1,145		Zep, Inc	20

		TOTAL MATERIALS	36,251

MEDIA - 3.7%
176		AH Belo Corp (Class A)	2
1,130	*	AMC Entertainment Holdings, Inc	27
2,757	*	AMC Networks, Inc	201
8,815	e	Cablevision Systems Corp (Class A)	149
852	*	Carmike Cinemas, Inc	25
27,678		CBS Corp (Class B)	1,710
3,461	*,e	Central European Media Enterprises Ltd (Class A) NASDAQ	10
2,939	*	Charter Communications, Inc	362
5,283		Cinemark Holdings, Inc	153
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	19
117,333		Comcast Corp (Class A)	5,869
1,802	*	Crown Media Holdings, Inc (Class A)	7
3,368	*	Cumulus Media, Inc (Class A)	23
764	*,e	Dex Media, Inc	7
21,872	*	DIRECTV	1,671

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,877	*	Discovery Communications, Inc (Class A)	$900
9,552		DISH Network Corp (Class A)	594
3,294	*,e	DreamWorks Animation SKG, Inc (Class A)	87
1,252	*	Entercom Communications Corp (Class A)	13
2,637		Entravision Communications Corp (Class A)	18
1,412	*	EW Scripps Co (Class A)	25
10,481		Gannett Co, Inc	289
629	*,e	Global Sources Ltd	6
1,978	*	Gray Television, Inc	20
2,075		Harte-Hanks, Inc	18
408	*	Hemisphere Media Group, Inc	5
19,644		Interpublic Group of Cos, Inc	337
1,843		John Wiley & Sons, Inc (Class A)	106
2,807	*	Journal Communications, Inc (Class A)	25
3,450	*	Lamar Advertising Co (Class A)	176
17,671	*	Liberty Global plc	719
17,671	*	Liberty Global plc (Class A)	735
4,253	*	Liberty Media Corp	556
3,701	e	Lions Gate Entertainment Corp	99
6,363	*	Live Nation, Inc	138
546		Loral Space & Communications, Inc	39
2,794	*	Madison Square Garden, Inc	159
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	7
3,219	*,e	McClatchy Co (Class A)	21
12,028		McGraw-Hill Cos, Inc	918
1,932		MDC Partners, Inc	44
939	*,e	Media General, Inc (Class A)	17
1,642		Meredith Corp	76
949		Morningstar, Inc	75
2,714		National CineMedia, Inc	41
5,841		New York Times Co (Class A)	100
22,752	*	News Corp	392
1,355		Nexstar Broadcasting Group, Inc (Class A)	51
11,444		Omnicom Group, Inc	831
490	*,e	ReachLocal, Inc	5
787	*	Reading International, Inc	6
4,340	e	Regal Entertainment Group (Class A)	81
475	*	Rentrak Corp	29
216		Saga Communications, Inc	11
1,212		Scholastic Corp	42
4,746		Scripps Networks Interactive (Class A)	360
1,240	*,e	SFX Entertainment, Inc	9
2,960	e	Sinclair Broadcast Group, Inc (Class A)	80
141,453		Sirius XM Holdings, Inc	453
1,322	*	Sizmek, Inc	14
5,113	*	Starz-Liberty Capital	165
17,108	e	Thomson Corp	585
13,065		Time Warner Cable, Inc	1,792
41,619		Time Warner, Inc	2,719
89,071		Twenty-First Century Fox, Inc	2,848
19,731		Viacom, Inc (Class B)	1,677
80,544		Walt Disney Co	6,449
1,281	e	World Wrestling Entertainment, Inc (Class A)	37

		TOTAL MEDIA	35,234

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
71,034		AbbVie, Inc	3,651
3,224	*	Acadia Pharmaceuticals, Inc	78
561	*,e	Accelerate Diagnostics, Inc	12
961	*,e	AcelRx Pharmaceuticals, Inc	12
4,428	*,e	Achillion Pharmaceuticals, Inc	15
1,860	*	Acorda Therapeutics, Inc	71
7,700	*	Actavis plc	1,585
1,318	*	Aegerion Pharmaceuticals, Inc	61

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,307	*,e	Affymetrix, Inc	$24
15,362		Agilent Technologies, Inc	859
370	*,e	Agios Pharmaceuticals, Inc	14
2,860	*,e	Akorn, Inc	63
1,060	*,e	Albany Molecular Research, Inc	20
8,695	*	Alexion Pharmaceuticals, Inc	1,323
818	*,e	Alimera Sciences, Inc	6
5,915	*	Alkermes plc	261
13,339		Allergan, Inc	1,655
2,667	*	Alnylam Pharmaceuticals, Inc	179
1,109	*	AMAG Pharmaceuticals, Inc	21
33,666		Amgen, Inc	4,152
1,454	*	Amicus Therapeutics, Inc	3
1,022	*,e	Ampio Pharmaceuticals, Inc	6
1,178	*	Anacor Pharmaceuticals, Inc	24
9,609	*,e	Arena Pharmaceuticals, Inc	61
9,311	*,e	Ariad Pharmaceuticals, Inc	75
2,640	*	Arqule, Inc	5
5,359	*	Array Biopharma, Inc	25
2,455	*,e	Auxilium Pharmaceuticals, Inc	67
6,354	*	AVANIR Pharmaceuticals, Inc	23
1,870	*	AVEO Pharmaceuticals, Inc	3
1,429	*,e	BioDelivery Sciences International, Inc	12
10,632	*	Biogen Idec, Inc	3,252
6,368	*	BioMarin Pharmaceuticals, Inc	434
805	*	Bio-Rad Laboratories, Inc (Class A)	103
1,108	*	Biotime, Inc	4
73,398		Bristol-Myers Squibb Co	3,813
5,008	*	Bruker BioSciences Corp	114
1,384	*	Cambrex Corp	26
18,695	*	Celgene Corp	2,610
4,964	*,e	Cell Therapeutics, Inc	17
3,687	*,e	Celldex Therapeutics, Inc	65
663	*,e	Cempra, Inc	8
3,195	*,e	Cepheid, Inc	165
2,363	*	Charles River Laboratories International, Inc	143
2,717	*,e	Chelsea Therapeutics International, Inc	15
1,103	*,e	ChemoCentryx, Inc	7
373	*	Chimerix, Inc	9
669	*	Clovis Oncology, Inc	46
1,326	*,e	Corcept Therapeutics, Inc	6
992	*,e	Coronado Biosciences, Inc	2
2,467	*	Covance, Inc	256
3,018	*	Cubist Pharmaceuticals, Inc	221
3,574	*,e	Curis, Inc	10
1,140	*,e	Cytokinetics, Inc	11
2,389	*,e	Cytori Therapeutics, Inc	6
7,690	*,e	Dendreon Corp	23
2,984	*	Depomed, Inc	43
587	*,e	Durata Therapeutics, Inc	8
4,970	*	Dyax Corp	45
5,402	*,e	Dynavax Technologies Corp	10
44,544		Eli Lilly & Co	2,622
1,234	*	Emergent Biosolutions, Inc	31
6,009	*	Endo International plc	413
1,449	*,e	Endocyte, Inc	34
2,632		Enzon Pharmaceuticals, Inc	3
270	*,e	Epizyme, Inc	6
2,928	*,e	Exact Sciences Corp	41
8,337	*,e	Exelixis, Inc	30
791	*,e	Fibrocell Science, Inc	4
989	*	Fluidigm Corp	44
12,210	*	Forest Laboratories, Inc	1,127
643	*,m	Forest Laboratories, Inc CVR	1
450	*,e	Foundation Medicine, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

512	*	Furiex Pharmaceuticals Inc	$45
3,544	*,e	Galena Biopharma, Inc	9
810	*,e	Genomic Health, Inc	21
6,445	*,e	Geron Corp	13
68,426	*	Gilead Sciences, Inc	4,849
3,942	*	Halozyme Therapeutics, Inc	50
276	*	Harvard Apparatus Regenerative Technology, Inc	2
1,104	*	Harvard Bioscience, Inc	5
458		Hi-Tech Pharmacal Co, Inc	20
1,073	*,e	Horizon Pharma, Inc	16
7,573	*	Hospira, Inc	328
400	*,e	Hyperion Therapeutics, Inc	10
3,653	*,e	Idenix Pharmaceuticals, Inc	22
5,625	*	Illumina, Inc	836
3,866	*,e	Immunogen, Inc	58
3,543	*,e	Immunomedics, Inc	15
3,148	*	Impax Laboratories, Inc	83
4,807	*	Incyte Corp	257
2,197	*	Infinity Pharmaceuticals, Inc	26
1,280	*	Insmed, Inc	24
287	*	Intercept Pharmaceuticals, Inc	95
3,671	*	InterMune, Inc	123
900	*,e	Intrexon Corp	24
4,298	*	Ironwood Pharmaceuticals, Inc	53
5,202	*	Isis Pharmaceuticals, Inc	225
2,378	*	Jazz Pharmaceuticals plc	330
125,699		Johnson & Johnson	12,348
3,747	*,e	Keryx Biopharmaceuticals, Inc	64
464	*,e	KYTHERA Biopharmaceuticals, Inc	18
832	*	Lannett Co, Inc	30
10,577	*,e	Lexicon Pharmaceuticals, Inc	18
925	*	Ligand Pharmaceuticals, Inc (Class B)	62
1,879	*	Luminex Corp	34
2,692	*	Mallinckrodt plc	171
6,779	*,e	MannKind Corp	27
2,495	*	Medicines Co	71
3,431	*	Medivation, Inc	221
135,216		Merck & Co, Inc	7,676
4,183	*,e	Merrimack Pharmaceuticals, Inc	21
1,332	*	Mettler-Toledo International, Inc	314
3,906	*,e	MiMedx Group, Inc	24
2,284	*	Momenta Pharmaceuticals, Inc	27
17,094	*	Mylan Laboratories, Inc	835
3,772	*,e	Myriad Genetics, Inc	129
1,925	*	Nanosphere, Inc	4
4,406	*,e	Navidea Biopharmceuticals, Inc	8
5,532	*	Nektar Therapeutics	67
1,429	*,e	NeoGenomics, Inc	5
3,256	*	Neurocrine Biosciences, Inc	52
629	*,e	NewLink Genetics Corp	18
6,093	*,e	Novavax, Inc	28
4,453	*	NPS Pharmaceuticals, Inc	133
1,112	*,e	Omeros Corp	13
244	*,m	Omthera Pharmaceuticals, Inc	0	^
511	*	OncoGenex Pharmaceutical, Inc	6
490	*	Ophthotech Corp	18
6,523	*,e	Opko Health, Inc	61
4,355	*,e	Orexigen Therapeutics, Inc	28
807	*,e	Osiris Therapeutics, Inc	11
397	*,e	OvaScience, Inc	4
1,723	*	Pacific Biosciences of California, Inc	9
1,271	*	Pacira Pharmaceuticals, Inc	89
2,734	*	Parexel International Corp	148
5,815	e	PDL BioPharma, Inc	48
6,277	*,e	Peregrine Pharmaceuticals, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,182		PerkinElmer, Inc	$233
5,634		Perrigo Co plc	871
299,817		Pfizer, Inc	9,630
2,681	*	Pharmacyclics, Inc	269
457	*	Portola Pharmaceuticals, Inc	12
1,425		Pozen, Inc	11
2,523	*	Prestige Brands Holdings, Inc	69
2,427	*	Progenics Pharmaceuticals, Inc	10
554	*	Prothena Corp plc	21
610	*	PTC Therapeutics, Inc	16
1,018	*	Puma Biotechnology, Inc	106
11,224	*	Qiagen NV (NASDAQ)	237
2,367		Questcor Pharmaceuticals, Inc	154
937	*	Quintiles Transnational Holdings, Inc	48
2,377	*,e	Raptor Pharmaceutical Corp	24
256	*	Receptos, Inc	11
3,568	*	Regeneron Pharmaceuticals, Inc	1,071
424	*,e	Regulus Therapeutics, Inc	4
1,493	*	Repligen Corp	19
714	*,e	Repros Therapeutics, Inc	13
740	*	Retrophin, Inc	16
380	*	Revance Therapeutics, Inc	12
3,471	*	Rigel Pharmaceuticals, Inc	13
747	*	Sagent Pharmaceuticals	17
2,764	*	Salix Pharmaceuticals Ltd	286
2,157	*,e	Sangamo Biosciences, Inc	39
1,265	*,e	Sarepta Therapeutics, Inc	30
2,738	*	Sciclone Pharmaceuticals, Inc	12
4,705	*,e	Seattle Genetics, Inc	214
4,993	*,e	Sequenom, Inc	12
1,470	*,e	SIGA Technologies, Inc	5
2,652	e	Spectrum Pharmaceuticals, Inc	21
414	*,e	Stemline Therapeutics, Inc	8
620	*	Sucampo Pharmaceuticals, Inc (Class A)	4
1,424	*	Sunesis Pharmaceuticals, Inc	9
632	*	Supernus Pharmaceuticals, Inc	6
776	*	Synageva BioPharma Corp	64
3,578	*,e	Synergy Pharmaceuticals, Inc	19
1,821	*,e	Synta Pharmaceuticals Corp	8
1,257	*	Targacept, Inc	6
1,792		Techne Corp	153
603	*	TESARO, Inc	18
481	*	Tetraphase Pharmaceuticals, Inc	5
647	*,e	TG Therapeutics, Inc	4
3,604	*,e	TherapeuticsMD, Inc	23
3,349	*,e	Theravance, Inc	104
17,444		Thermo Electron Corp	2,097
2,098	*	Threshold Pharmaceuticals, Inc	10
360	*	Ultragenyx Pharmaceutical, Inc	18
2,129	*	United Therapeutics Corp	200
1,501	*	Vanda Pharmaceuticals, Inc	24
637	*	Verastem, Inc	7
10,133	*	Vertex Pharmaceuticals, Inc	717
3,055	*,e	Vical, Inc	4
4,844	*,e	Vivus, Inc	29
3,923	*	Waters Corp	425
1,508	*	Xenoport, Inc	8
3,261	*	XOMA Corp	17
2,912	*,e	ZIOPHARM Oncology, Inc	13
22,823		Zoetis Inc	660
3,161	*,e	Zogenix, Inc	9

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	78,775

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 3.5%
2,427		Acadia Realty Trust	$64
755		AG Mortgage Investment Trust	13
505		Agree Realty Corp	15
1,979		Alexander & Baldwin, Inc	84
104		Alexander’s, Inc	38
3,234		Alexandria Real Estate Equities, Inc	235
1,154		Altisource Residential Corp	36
1,470		American Assets Trust,Inc	50
4,716		American Campus Communities, Inc	176
17,015		American Capital Agency Corp	366
1,755		American Capital Mortgage, Inc	33
2,840		American Homes 4 Rent	47
21,707		American Realty Capital Properties, Inc	304
617	*,e	American Residential Properties, Inc	11
17,608		American Tower Corp	1,442
800		AmREIT, Inc (Class B)	13
43,400		Annaly Capital Management, Inc	476
6,519		Anworth Mortgage Asset Corp	32
6,612		Apartment Investment & Management Co (Class A)	200
1,693	e	Apollo Commercial Real Estate Finance, Inc	28
378		Ares Commercial Real Estate Corp	5
719		Armada Hoffler Properties, Inc	7
17,114	*	ARMOUR Residential REIT, Inc	70
437		Ashford Hospitality Prime, Inc	7
2,185		Ashford Hospitality Trust, Inc	25
2,311		Associated Estates Realty Corp	39
454	*	AV Homes, Inc	8
5,727		AvalonBay Communities, Inc	752
531		Aviv REIT, Inc	13
8,551		BioMed Realty Trust, Inc	175
6,712		Boston Properties, Inc	769
7,051		Brandywine Realty Trust	102
3,554		BRE Properties, Inc (Class A)	223
1,680		Brixmor Property Group, Inc	36
3,896		Camden Property Trust	262
2,582		Campus Crest Communities, Inc	22
4,568		Capstead Mortgage Corp	58
7,707		CBL & Associates Properties, Inc	137
12,793	*	CBRE Group, Inc	351
2,712		Cedar Shopping Centers, Inc	17
11,388	e	Chambers Street Properties	88
743		Chatham Lodging Trust	15
2,191		Chesapeake Lodging Trust	56
45,800		Chimera Investment Corp	140
2,212		Colony Financial, Inc	49
267		Consolidated-Tomoka Land Co	11
958		Coresite Realty	30
3,770		Corporate Office Properties Trust	100
4,773		Cousins Properties, Inc	55
15,063		Crown Castle International Corp	1,111
5,967		CubeSmart	102
886		CyrusOne, Inc	18
6,587		CYS Investments, Inc	54
13,100		DCT Industrial Trust, Inc	103
12,000		DDR Corp	198
8,922		DiamondRock Hospitality Co	105
5,887	e	Digital Realty Trust, Inc	312
6,476		Douglas Emmett, Inc	176
14,712		Duke Realty Corp	248
2,984	e	DuPont Fabros Technology, Inc	72
2,653		Dynex Capital, Inc	24
1,377		EastGroup Properties, Inc	87
5,215		Education Realty Trust, Inc	51

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

282		Ellington Residential Mortgage REIT	$5
3,540		Empire State Realty Trust, Inc	53
2,373		Entertainment Properties Trust	127
3,812		Equity Lifestyle Properties, Inc	155
2,651		Equity One, Inc	59
15,972		Equity Residential	926
1,723	e	Essex Property Trust, Inc	293
2,196		Excel Trust, Inc	28
5,080		Extra Space Storage, Inc	246
3,147		Federal Realty Investment Trust	361
5,675	*	FelCor Lodging Trust, Inc	51
4,909		First Industrial Realty Trust, Inc	95
2,547		First Potomac Realty Trust	33
7,235	*	Forest City Enterprises, Inc (Class A)	138
1,790	*	Forestar Real Estate Group, Inc	32
4,124		Franklin Street Properties Corp	52
3,679		Gaming and Leisure Properties, Inc	134
25,513		General Growth Properties, Inc	561
1,193		Getty Realty Corp	23
498		Gladstone Commercial Corp	9
6,781		Glimcher Realty Trust	68
2,488		Government Properties Income Trust	63
2,207	e	Gramercy Property Trust, Inc	11
471	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	7
4,525		Hatteras Financial Corp	85
20,332		HCP, Inc	789
12,588		Health Care REIT, Inc	750
4,129		Healthcare Realty Trust, Inc	100
4,480		Healthcare Trust of America, Inc	51
9,247		Hersha Hospitality Trust	54
3,786		Highwoods Properties, Inc	145
2,366		Home Properties, Inc	142
6,635		Hospitality Properties Trust	191
34,098		Host Marriott Corp	690
1,731	*	Howard Hughes Corp	247
5,339		HRPT Properties Trust	140
1,893		Hudson Pacific Properties	44
4,699		Inland Real Estate Corp	50
6,118		Invesco Mortgage Capital, Inc	101
4,600		Investors Real Estate Trust	41
4,086	*	iStar Financial, Inc	60
890	*,e	JAVELIN Mortgage Investment Corp	12
2,081		Jones Lang LaSalle, Inc	247
1,790		Kennedy-Wilson Holdings, Inc	40
3,459		Kilroy Realty Corp	203
17,885		Kimco Realty Corp	391
3,606		Kite Realty Group Trust	22
4,298		LaSalle Hotel Properties	135
7,518	e	Lexington Corporate Properties Trust	82
5,246		Liberty Property Trust	194
1,589		LTC Properties, Inc	60
6,407		Macerich Co	399
4,214		Mack-Cali Realty Corp	88
6,789		Medical Properties Trust, Inc	87
16,597		MFA Mortgage Investments, Inc	129
3,448		Mid-America Apartment Communities, Inc	235
2,597		Monmouth Real Estate Investment Corp (Class A)	25
1,100		National Health Investors, Inc	66
5,524	e	National Retail Properties, Inc	190
11,619		New Residential Investment Corp	75
1,618		New York Mortgage Trust, Inc	13
14,529		NorthStar Realty Finance Corp	234
5,328		Omega Healthcare Investors, Inc	179
567		One Liberty Properties, Inc	12
2,278		Parkway Properties, Inc	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,708		Pebblebrook Hotel Trust	$91
3,002		Pennsylvania REIT	54
2,341		Pennymac Mortgage Investment Trust	56
830		Physicians Realty Trust	12
8,573	e	Piedmont Office Realty Trust, Inc	147
7,839		Plum Creek Timber Co, Inc	330
2,497		Post Properties, Inc	123
2,094		Potlatch Corp	81
22,284		Prologis, Inc	910
903		PS Business Parks, Inc	75
6,526		Public Storage, Inc	1,100
700	e	QTS Realty Trust, Inc	18
2,773		RAIT Investment Trust	24
2,750		Ramco-Gershenson Properties	45
5,944		Rayonier, Inc	273
370	*	Re/Max Holdings, Inc	11
5,466	*	Realogy Holdings Corp	237
8,997	e	Realty Income Corp	368
3,754	e	Redwood Trust, Inc	76
4,546		Regency Centers Corp	232
5,774		Resource Capital Corp	32
2,782		Retail Opportunities Investment Corp	42
5,469		Retail Properties of America, Inc	74
5,656		RLJ Lodging Trust	151
1,067		Rouse Properties, Inc	18
1,532	e	Ryman Hospitality Properties	65
1,780		Sabra Healthcare REIT, Inc	50
330		Saul Centers, Inc	16
786		Select Income REIT	24
8,612		Senior Housing Properties Trust	194
704	e	Silver Bay Realty Trust Corp	11
13,862		Simon Property Group, Inc	2,273
4,148		SL Green Realty Corp	417
1,406		Sovran Self Storage, Inc	103
17,735		Spirit Realty Capital, Inc	195
3,037	*,e	St. Joe Co	58
1,930		STAG Industrial, Inc	47
7,622		Starwood Property Trust, Inc	180
1,524	*	Starwood Waypoint Residential Trust	44
8,376	*	Strategic Hotels & Resorts, Inc	85
3,003		Summit Hotel Properties, Inc	28
1,647		Sun Communities, Inc	74
7,277		Sunstone Hotel Investors, Inc	100
4,466		Tanger Factory Outlet Centers, Inc	156
2,937		Taubman Centers, Inc	208
790	*	Tejon Ranch Co	27
540		Terreno Realty Corp	10
16,078		Two Harbors Investment Corp	165
11,759		UDR, Inc	304
507		UMH Properties, Inc	5
575		Universal Health Realty Income Trust	24
1,407		Urstadt Biddle Properties, Inc (Class A)	29
12,918		Ventas, Inc	782
8,538		Vornado Realty Trust	841
3,060		Washington REIT	73
5,688		Weingarten Realty Investors	171
614	e	Western Asset Mortgage Capital Corp	10
25,220		Weyerhaeuser Co	740
490		Whitestone REIT	7
1,412		Winthrop Realty Trust	16
2,631	e	WP Carey, Inc	158

		TOTAL REAL ESTATE	32,586

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

RETAILING - 4.3%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	$7
2,942		Aaron’s, Inc	89
3,583		Abercrombie & Fitch Co (Class A)	138
3,228		Advance Auto Parts, Inc	408
3,935	*,e	Aeropostale, Inc	20
16,436	*	Amazon.com, Inc	5,531
7,658		American Eagle Outfitters, Inc	94
367	*	America’s Car-Mart, Inc	14
2,149	*	Ann Taylor Stores Corp	89
1,365	*	Asbury Automotive Group, Inc	76
5,511	*	Ascena Retail Group, Inc	95
857	*	Audiovox Corp (Class A)	12
2,213	*	Autonation, Inc	118
1,564	*	AutoZone, Inc	840
1,708	*	Barnes & Noble, Inc	36
1,533		Bebe Stores, Inc	9
9,500	*	Bed Bath & Beyond, Inc	654
12,487		Best Buy Co, Inc	330
824		Big 5 Sporting Goods Corp	13
2,673	*	Big Lots, Inc	101
645	*	Blue Nile, Inc	22
578	*,e	Body Central Corp	1
447	e	Bon-Ton Stores, Inc	5
1,976		Brown Shoe Co, Inc	52
1,023	e	Buckle, Inc	47
950	*	Burlington Stores, Inc	28
2,171	*,e	Cabela’s, Inc	142
9,788	*	Carmax, Inc	458
966		Cato Corp (Class A)	26
7,426		Chico’s FAS, Inc	119
1,035		Children’s Place Retail Stores, Inc	52
1,400	*	Christopher & Banks Corp	9
836	*	Citi Trends, Inc	14
1,025	*,e	Conn’s, Inc	40
420	*,e	Container Store Group, Inc	14
527		Core-Mark Holding Co, Inc	38
2,858		CST Brands, Inc	89
632		Destination Maternity Corp	17
2,260	*	Destination XL Group, Inc	13
4,508		Dick’s Sporting Goods, Inc	246
1,232		Dillard’s, Inc (Class A)	114
14,518	*	Dollar General Corp	805
9,026	*	Dollar Tree, Inc	471
3,192		DSW, Inc (Class A)	114
4,882		Expedia, Inc	354
3,681	*	Express Parent LLC	58
4,415		Family Dollar Stores, Inc	256
2,244		Finish Line, Inc (Class A)	61
1,207	*	Five Below, Inc	51
6,890		Foot Locker, Inc	324
2,024	*,e	Francesca’s Holdings Corp	37
1,790		Fred’s, Inc (Class A)	32
911	*	FTD Cos, Inc	29
5,448	e	GameStop Corp (Class A)	224
12,777		Gap, Inc	512
979	*	Genesco, Inc	73
6,966		Genuine Parts Co	605
4,406		GNC Holdings, Inc	194
410		Gordmans Stores, Inc	2
1,038		Group 1 Automotive, Inc	68
18,747	*,e	Groupon, Inc	147
2,720		Guess?, Inc	75
983		Haverty Furniture Cos, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

626	*,e	HHgregg, Inc	$6
937	*,e	Hibbett Sports, Inc	50
65,064		Home Depot, Inc	5,149
2,580	*	HomeAway, Inc	97
1,648		HSN, Inc	98
7,757	*,e	JC Penney Co, Inc	67
1,273	*	JOS A Bank Clothiers, Inc	82
705	*	Kirkland’s, Inc	13
9,880		Kohl’s Corp	561
10,941		L Brands, Inc	621
24,269	*	Liberty Interactive Corp	701
1,684	*	Liberty Ventures	220
1,015		Lithia Motors, Inc (Class A)	67
13,288	*	LKQ Corp	350
45,890		Lowe’s Companies, Inc	2,244
1,262	*	Lumber Liquidators, Inc	118
17,252		Macy’s, Inc	1,023
1,129	*	MarineMax, Inc	17
534	*,e	Mattress Firm Holding Corp	26
2,308		Men’s Wearhouse, Inc	113
1,383		Monro Muffler, Inc	79
2,193	*	Murphy USA, Inc	89
2,301	*	NetFlix, Inc	810
888	*	New York & Co, Inc	4
6,391		Nordstrom, Inc	399
1,665		Nutri/System, Inc	25
21,270	*	Office Depot, Inc	88
1,309	*	Orbitz Worldwide, Inc	10
4,860	*	O’Reilly Automotive, Inc	721
1,064	*,e	Outerwall, Inc	77
567	*,e	Overstock.com, Inc	11
1,931		Penske Auto Group, Inc	83
2,583	*	PEP Boys - Manny Moe & Jack	33
1,182	e	PetMed Express, Inc	16
4,430	e	Petsmart, Inc	305
4,307		Pier 1 Imports, Inc	81
2,310	*	Priceline.com, Inc	2,753
5,358	*,e	RadioShack Corp	11
2,196		Rent-A-Center, Inc	58
809	*	Restoration Hardware Holdings, Inc	60
290	*	RetailMeNot, Inc	9
9,568		Ross Stores, Inc	685
7,565	*	Sally Beauty Holdings, Inc	207
1,774	*,e	Sears Holdings Corp	85
55	*	Sears Hometown and Outlet Stores, Inc	1
2,535	*	Select Comfort Corp	46
775		Shoe Carnival, Inc	18
1,725	*,e	Shutterfly, Inc	74
3,567		Signet Jewelers Ltd	378
1,782		Sonic Automotive, Inc (Class A)	40
1,474		Stage Stores, Inc	36
29,872	e	Staples, Inc	339
1,440		Stein Mart, Inc	20
461		Systemax, Inc	7
28,665		Target Corp	1,735
5,110		Tiffany & Co	440
834	*,e	Tile Shop Holdings, Inc	13
432	*	Tilly’s, Inc	5
32,178		TJX Companies, Inc	1,952
6,316		Tractor Supply Co	446
5,137	*	TripAdvisor, Inc	465
1,789	*	Tuesday Morning Corp	25
2,921	*	Ulta Salon Cosmetics & Fragrance, Inc	285
4,798	*	Urban Outfitters, Inc	175
1,789	*	Valuevision International, Inc (Class A)	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,052	*	Vitacost.com, Inc	$7
1,434	*	Vitamin Shoppe, Inc	68
640	*	West Marine, Inc	7
5,043	*,e	Wet Seal, Inc (Class A)	7
1,736	*	WEX, Inc	165
4,208		Williams-Sonoma, Inc	280
133		Winmark Corp	10
1,336	*	Zale Corp	28
390	*,e	zulily, Inc	20
1,062	*	Zumiez, Inc	26

		TOTAL RETAILING	40,190

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
1,955	*	Advanced Energy Industries, Inc	48
27,659	*,e	Advanced Micro Devices, Inc	111
844	*	Alpha & Omega Semiconductor Ltd	6
14,650		Altera Corp	531
834	*,e	Ambarella, Inc	22
2,929	*,e	Amkor Technology, Inc	20
3,097	*	Anadigics, Inc	5
13,788		Analog Devices, Inc	733
53,952		Applied Materials, Inc	1,102
2,350	*	Applied Micro Circuits Corp	23
19,968	*	Atmel Corp	167
1,604	*	ATMI, Inc	55
10,685		Avago Technologies Ltd	688
5,359	*	Axcelis Technologies, Inc	12
25,584		Broadcom Corp (Class A)	805
3,308		Brooks Automation, Inc	36
1,066	*	Cabot Microelectronics Corp	47
2,349	*	Cavium Networks, Inc	103
1,137	*	Ceva, Inc	20
2,833	*,e	Cirrus Logic, Inc	56
1,302		Cohu, Inc	14
5,075	*	Cree, Inc	287
6,863	e	Cypress Semiconductor Corp	71
1,810	*	Diodes, Inc	47
1,224	*	DSP Group, Inc	11
6,714	*	Entegris, Inc	81
4,315	*	Entropic Communications, Inc	18
2,381	*	Exar Corp	28
5,825	*	Fairchild Semiconductor International, Inc	80
2,736	*	First Solar, Inc	191
2,618	*	Formfactor, Inc	17
2,583	*,e	Freescale Semiconductor Holdings Ltd	63
1,030	*	GSI Technology, Inc	7
5,512	*,e	GT Solar International, Inc	94
1,461		Hittite Microwave Corp	92
1,024	*	Inphi Corp	16
5,027	*	Integrated Device Technology, Inc	62
1,216	*	Integrated Silicon Solution, Inc	19
221,443		Intel Corp	5,716
643	*,e	Intermolecular, Inc	2
3,305	*	International Rectifier Corp	91
6,580		Intersil Corp (Class A)	85
1,231		IXYS Corp	14
7,363		Kla-Tencor Corp	509
3,559	*	Kopin Corp	13
6,985	*	Lam Research Corp	384
5,950	*	Lattice Semiconductor Corp	47
10,654		Linear Technology Corp	519
25,784		LSI Logic Corp	285
2,408	*	LTX-Credence Corp	21
282	*	MA-COM Technology Solutions	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,448		Marvell Technology Group Ltd	$259
13,341		Maxim Integrated Products, Inc	442
1,067	*	MaxLinear, Inc	10
2,455		Micrel, Inc	27
9,026	e	Microchip Technology, Inc	431
46,349	*	Micron Technology, Inc	1,097
4,299	*	Microsemi Corp	108
2,438		MKS Instruments, Inc	73
1,520		Monolithic Power Systems, Inc	59
1,391	*,e	MoSys, Inc	6
1,014	*	Nanometrics, Inc	18
1,019	*	NeoPhotonics Corp Ltd	8
258	*	NVE Corp	15
24,980		Nvidia Corp	447
2,460	*	Omnivision Technologies, Inc	44
20,679	*	ON Semiconductor Corp	194
1,181	*	PDF Solutions, Inc	21
1,211	*	Peregrine Semiconductor Corp	7
1,447	*	Pericom Semiconductor Corp	11
2,703	*	Photronics, Inc	23
1,628	*	PLX Technology, Inc	10
9,550	*	PMC - Sierra, Inc	73
1,292		Power Integrations, Inc	85
5,356	*	Rambus, Inc	58
12,804	*	RF Micro Devices, Inc	101
782	*,e	Rubicon Technology, Inc	9
1,464	*	Rudolph Technologies, Inc	17
3,192	*	Semtech Corp	81
1,525	*	Sigma Designs, Inc	7
4,055	*	Silicon Image, Inc	28
1,948	*	Silicon Laboratories, Inc	102
8,726	*	Skyworks Solutions, Inc	327
2,245	*	Spansion, Inc	39
10,399	*	SunEdison, Inc	196
1,881	*,e	SunPower Corp	61
493		Supertex, Inc	16
8,744	*,e	Teradyne, Inc	174
2,606		Tessera Technologies, Inc	62
49,592		Texas Instruments, Inc	2,338
7,513	*	Triquint Semiconductor, Inc	101
928	*	Ultra Clean Holdings	12
1,279	*	Ultratech, Inc	37
1,796	*	Veeco Instruments, Inc	75
12,090		Xilinx, Inc	656

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	21,445

SOFTWARE & SERVICES - 10.1%
2,523	*	Accelrys, Inc	31
28,648		Accenture plc	2,284
1,829	*	ACI Worldwide, Inc	108
11,552		Activision Blizzard, Inc	236
2,448	*	Actuate Corp	15
3,023	*	Acxiom Corp	104
22,581	*	Adobe Systems, Inc	1,484
1,562		Advent Software, Inc	46
7,870	*	Akamai Technologies, Inc	458
2,276	*	Alliance Data Systems Corp	620
7,286		Amdocs Ltd	338
764		American Software, Inc (Class A)	8
1,936	*,e	Angie’s List, Inc	24
4,120	*	Ansys, Inc	317
3,546		AOL, Inc	155
4,286	*	Aspen Technology, Inc	182
10,341	*	Autodesk, Inc	509

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

21,577		Automatic Data Processing, Inc	$1,667
911	*	AVG Technologies NV	19
2,248	*	Bankrate, Inc	38
330	*	Barracuda Networks, Inc	11
2,221	*	Bazaarvoice, Inc	16
190	*,e	Benefitfocus, Inc	9
1,884		Blackbaud, Inc	59
516	*,e	Blackhawk Network Holdings, Inc	13
2,003	*	Blucora, Inc	39
1,405		Booz Allen Hamilton Holding Co	31
1,713	*	Bottomline Technologies, Inc	60
1,247	*	Brightcove, Inc	12
5,554		Broadridge Financial Solutions, Inc	206
1,345	*	BroadSoft, Inc	36
14,186		CA, Inc	439
1,058	*	CACI International, Inc (Class A)	78
13,010	*	Cadence Design Systems, Inc	202
1,555	*	Callidus Software, Inc	19
540	*	Carbonite, Inc	5
2,159	*	Cardtronics, Inc	84
480		Cass Information Systems, Inc	25
246	*	ChannelAdvisor Corp	9
1,410	*,e	Chegg, Inc	10
3,700	*	Ciber, Inc	17
8,360	*	Citrix Systems, Inc	480
27,124	*	Cognizant Technology Solutions Corp (Class A)	1,373
2,159	*	Commvault Systems, Inc	140
6,606		Computer Sciences Corp	402
760		Computer Task Group, Inc	13
9,466		Compuware Corp	99
1,622	*	comScore, Inc	53
1,059	*	Comverse, Inc	37
2,134	*,e	Concur Technologies, Inc	211
1,503	*	Constant Contact, Inc	37
4,473		Convergys Corp	98
3,507	*,e	Conversant, Inc	99
1,851	*	Cornerstone OnDemand, Inc	89
1,288	*	CoStar Group, Inc	241
1,795		CSG Systems International, Inc	47
510	*	Cvent, Inc	18
331	*,e	Cyan, Inc	1
708	*	Datalink Corp	10
2,053	*	DealerTrack Holdings, Inc	101
1,448	*	Demand Media, Inc	7
662	*	Demandware, Inc	42
1,843	*	Dice Holdings, Inc	14
1,607	*	Digital River, Inc	28
335		DMRC Corp	11
1,549		DST Systems, Inc	147
664	*,e	E2open, Inc	16
4,694		EarthLink Holdings Corp	17
58,162	*	eBay, Inc	3,213
1,200		Ebix, Inc	20
316	*	eGain Corp	2
13,381	*	Electronic Arts, Inc	388
1,070	*,e	Ellie Mae, Inc	31
810	*,e	Endurance International Group Holdings, Inc	11
993	*	Envestnet, Inc	40
939	*	EPAM Systems, Inc	31
1,587		EPIQ Systems, Inc	22
206		ePlus, Inc	11
2,259	*	Equinix, Inc	418
2,184	*	Euronet Worldwide, Inc	91
1,354		EVERTEC, Inc	33
1,501	*	ExlService Holdings, Inc	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

76,562	*	Facebook, Inc	$4,612
1,859	e	Factset Research Systems, Inc	200
1,607		Fair Isaac Corp	89
12,826		Fidelity National Information Services, Inc	686
570	*	FireEye, Inc	35
4,265	*	First American Corp	128
11,846	*	Fiserv, Inc	672
3,111	*	FleetCor Technologies, Inc	358
751	*	FleetMatics Group plc	25
573		Forrester Research, Inc	21
6,352	*	Fortinet, Inc	140
4,107	*	Gartner, Inc	285
7,713		Genpact Ltd	134
1,221	*,m	Gerber Scientific, Inc	0	^
510	*	Gigamon, Inc	15
2,712	*	Global Cash Access, Inc	19
983	*	Global Eagle Entertainment, Inc	16
3,208		Global Payments, Inc	228
2,157	*,e	Glu Mobile, Inc	10
850	*,e	Gogo, Inc	17
12,058	*	Google, Inc (Class A)	13,439
680	*,e	Guidance Software, Inc	8
1,834	*	Guidewire Software, Inc	90
1,547		Hackett Group, Inc	9
1,893	e	Heartland Payment Systems, Inc	78
1,560	*	Higher One Holdings, Inc	11
3,483		IAC/InterActiveCorp	249
1,449	*	iGate Corp	46
894	*	Imperva, Inc	50
2,288	*	Infoblox, Inc	46
4,979	*	Informatica Corp	188
766	*	Interactive Intelligence, Inc	56
3,256	*	Internap Network Services Corp	23
43,699		International Business Machines Corp	8,412
13,324		Intuit, Inc	1,036
2,215	e	j2 Global, Inc	111
3,917		Jack Henry & Associates, Inc	218
1,823	*	Jive Software, Inc	15
1,403	*	Knot, Inc	14
3,345	e	Leidos Holdings, Inc	118
3,363	*	Limelight Networks, Inc	7
4,367	*	LinkedIn Corp	808
3,304	*	Lionbridge Technologies	22
1,143	*	Liquidity Services, Inc	30
2,686	*	Liveperson, Inc	32
1,024	*	LogMeIn, Inc	46
716	*	magicJack VocalTec Ltd	15
3,548	*	Manhattan Associates, Inc	124
1,171		Mantech International Corp (Class A)	34
1,311		Marchex, Inc (Class B)	14
397	*,e	Marin Software, Inc	4
335	*	Marketo, Inc	11
52,510		Mastercard, Inc (Class A)	3,923
3,118		MAXIMUS, Inc	140
4,392		Mentor Graphics Corp	97
3,548	*	Micros Systems, Inc	188
373,320		Microsoft Corp	15,302
425	*	MicroStrategy, Inc (Class A)	49
1,497	*,e	Millennial Media, Inc	10
704	*,e	Mitek Systems, Inc	3
304	*	Model N, Inc	3
2,352	*	ModusLink Global Solutions, Inc	10
1,065	*	MoneyGram International, Inc	19
1,800		Monotype Imaging Holdings, Inc	54
5,128	*	Monster Worldwide, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,046	*	Move, Inc	$12
1,792	*	Netscout Systems, Inc	67
1,600	*	NetSuite, Inc	152
2,998	*,e	NeuStar, Inc (Class A)	97
2,981		NIC, Inc	58
11,833	*,e	Nuance Communications, Inc	203
1,047	*,e	OpenTable, Inc	81
150,585		Oracle Corp	6,160
5,911	*	Pandora Media, Inc	179
14,518		Paychex, Inc	618
792		Pegasystems, Inc	28
1,536	*	Perficient, Inc	28
2,014	*	Planet Payment, Inc	6
958	*	PRG-Schultz International, Inc	7
2,541	*	Progress Software Corp	55
985	*	Proofpoint, Inc	37
1,099	*	PROS Holdings, Inc	35
5,492	*	PTC, Inc	195
400		QAD, Inc (Class A)	8
3,971	*	QLIK Technologies, Inc	106
700	*	Qualys, Inc	18
1,192	*	QuinStreet, Inc	8
5,171	*	Rackspace Hosting, Inc	170
325	*	Rally Software Development Corp	4
1,085	*	RealNetworks, Inc	8
2,115	*,e	RealPage, Inc	38
8,690	*	Red Hat, Inc	460
393	*	Reis, Inc	7
560	*	Rosetta Stone, Inc	6
4,739	*	Rovi Corp	108
26,280	*	Salesforce.com, Inc	1,500
594		Sapiens International Corp NV	5
5,190	*	Sapient Corp	89
1,911		Science Applications International Corp	71
1,059	*	Sciquest, Inc	29
1,446	*	Seachange International, Inc	15
3,587	*	ServiceNow, Inc	215
2,827	*	ServiceSource International LLC	24
341	*,e	Shutterstock, Inc	25
256	*,e	Silver Spring Networks, Inc	4
2,993	*	SolarWinds, Inc	128
3,154		Solera Holdings, Inc	200
738	*,e	Spark Networks, Inc	4
4,690	*	Splunk, Inc	335
690	*	SPS Commerce, Inc	42
2,660	*	SS&C Technologies Holdings, Inc	106
595	*	Stamps.com, Inc	20
2,697	*	SupportSoft, Inc	7
1,911	*	Sykes Enterprises, Inc	38
31,215		Symantec Corp	623
1,334	*	Synchronoss Technologies, Inc	46
6,623	*	Synopsys, Inc	254
744	*	Syntel, Inc	67
1,633	*	TA Indigo Holding Corp	17
431	*	Tableau Software, Inc	33
3,743	*	Take-Two Interactive Software, Inc	82
1,464	*,e	Tangoe, Inc	27
834	*	TeleNav, Inc	5
922	*	TeleTech Holdings, Inc	23
7,250	*	Teradata Corp	357
7,528	*	TIBCO Software, Inc	153
5,735	*	TiVo, Inc	76
7,002		Total System Services, Inc	213
285	*	Travelzoo, Inc	7
1,274	*,e	Trulia, Inc	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,470	*,e	Twitter, Inc	$162
1,414	*	Tyler Technologies, Inc	118
1,265	*	Ultimate Software Group, Inc	173
2,160	*	Unisys Corp	66
651		United Online, Inc	8
4,640	*	Unwired Planet, Inc	10
3,993	*	Vantiv, Inc	121
1,577	*	Vasco Data Security International	12
5,078	*	VeriFone Systems, Inc	172
2,204	*	Verint Systems, Inc	103
5,963	*,e	VeriSign, Inc	321
2,063	*,e	VirnetX Holding Corp	29
924	*	Virtusa Corp	31
23,353		Visa, Inc (Class A)	5,041
1,503	*	VistaPrint Ltd	74
3,910	*	VMware, Inc (Class A)	422
792	*	Vocus, Inc	11
2,387	*,e	Vringo, Inc	8
1,250	*,e	WebMD Health Corp (Class A)	52
1,887	*	Website Pros, Inc	64
24,379		Western Union Co	399
1,695	*	Workday, Inc	155
53,154		Xerox Corp	601
320	*	Xoom Corp	6
39,832	*	Yahoo!, Inc	1,430
1,351	*	Yelp, Inc	104
948	*,e	Zillow, Inc	84
3,311	*	Zix Corp	14
26,749	*	Zynga, Inc	115

		TOTAL SOFTWARE & SERVICES	94,848

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
4,609	*,e	3D Systems Corp	273
2,898		Adtran, Inc	71
1,059	*	Agilysys, Inc	14
548	e	Alliance Fiber Optic Products, Inc	8
7,153		Amphenol Corp (Class A)	656
1,193		Anixter International, Inc	121
42,021		Apple, Inc	22,554
5,392	*	ARRIS Group, Inc	152
4,601	*	Arrow Electronics, Inc	273
5,242	*	Aruba Networks, Inc	98
308	*	Audience, Inc	4
6,101		Avnet, Inc	284
1,276		AVX Corp	17
995	*	AX Holding Corp	8
653		Badger Meter, Inc	36
674		Bel Fuse, Inc (Class B)	15
2,021		Belden CDT, Inc	141
2,053	*	Benchmark Electronics, Inc	46
755		Black Box Corp	18
20,361	*	Brocade Communications Systems, Inc	216
1,369	*	CalAmp Corp	38
1,907	*	Calix Networks, Inc	16
1,150		CDW Corp	32
1,874	*	Checkpoint Systems, Inc	25
4,653	*	Ciena Corp	106
238,933		Cisco Systems, Inc	5,355
4,198		Cognex Corp	142
1,087		Coherent, Inc	71
1,620	*	CommScope Holding Co, Inc	40
784		Comtech Telecommunications Corp	25
61,914		Corning, Inc	1,289
1,943	*	Cray, Inc	73

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,679		CTS Corp	$35
2,087		Daktronics, Inc	30
2,455		Diebold, Inc	98
1,490	*	Digi International, Inc	15
2,076	e	Dolby Laboratories, Inc (Class A)	92
1,102	*	DTS, Inc	22
1,847	*	EchoStar Corp (Class A)	88
1,000		Electro Rent Corp	18
1,074		Electro Scientific Industries, Inc	11
2,122	*	Electronics for Imaging, Inc	92
93,213		EMC Corp	2,555
3,637	*	Emulex Corp	27
4,537	*	Extreme Networks, Inc	26
3,611	*	F5 Networks, Inc	385
1,202	*	Fabrinet	25
851	*	FARO Technologies, Inc	45
1,763		FEI Co	182
4,415	*	Finisar Corp	117
6,501		Flir Systems, Inc	234
3,454	*,e	Fusion-io, Inc	36
1,328	*	GSI Group, Inc	17
5,307	*	Harmonic, Inc	38
4,653		Harris Corp	340
3,340	*	Harris Stratex Networks, Inc (Class A)	5
86,264		Hewlett-Packard Co	2,791
658	*	Hutchinson Technology, Inc	2
1,552	*	Imation Corp	9
1,305	*	Immersion Corp	14
5,305	*,e	Infinera Corp	48
6,446	*	Ingram Micro, Inc (Class A)	191
1,984	*	Insight Enterprises, Inc	50
1,861	e	InterDigital, Inc	62
2,619	*,e	InvenSense, Inc	62
1,522	e	IPG Photonics Corp	108
1,761	*	Itron, Inc	63
2,593	*	Ixia	32
8,999		Jabil Circuit, Inc	162
10,901	*	JDS Uniphase Corp	153
22,594	*	Juniper Networks, Inc	582
2,177	*	Kemet Corp	13
3,773	*	Knowles Corp	119
758	*	KVH Industries, Inc	10
2,911		Lexmark International, Inc (Class A)	135
1,051		Littelfuse, Inc	98
1,385	*	Maxwell Technologies, Inc	18
742	*	Measurement Specialties, Inc	50
1,540	*	Mercury Computer Systems, Inc	20
126		Mesa Laboratories, Inc	11
1,672		Methode Electronics, Inc	51
9,999		Motorola, Inc	643
731		MTS Systems Corp	50
555	*	Multi-Fineline Electronix, Inc	7
4,414		National Instruments Corp	127
7,533	*	NCR Corp	275
1,120	*,e	Neonode, Inc	6
15,303		NetApp, Inc	565
1,861	*	Netgear, Inc	63
1,913	*	Newport Corp	40
630	*	Nimble Storage, Inc	24
496	*	Numerex Corp	5
897	*	Oplink Communications, Inc	16
970	*	OSI Systems, Inc	58
1,517	*	Palo Alto Networks, Inc	104
1,164		Park Electrochemical Corp	35
3,576	*,e	Parkervision, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

430		PC Connection, Inc	$9
850		PC-Tel, Inc	7
2,022		Plantronics, Inc	90
1,613	*	Plexus Corp	65
6,111	*	Polycom, Inc	84
950	*,e	Procera Networks, Inc	10
4,059	*	QLogic Corp	52
76,993		Qualcomm, Inc	6,072
11,444	*,e	Quantum Corp	14
1,200	*	Radisys Corp	4
1,970	*	RealD, Inc	22
717		Richardson Electronics Ltd	8
7,292	*	Riverbed Technology, Inc	144
1,445	*	Rofin-Sinar Technologies, Inc	35
790	*	Rogers Corp	49
1,995	*	Ruckus Wireless, Inc	24
10,130		SanDisk Corp	822
3,808	*	Sanmina Corp	66
1,187	*	Scansource, Inc	48
2,605	*	ShoreTel, Inc	22
1,782	*	Silicon Graphics International Corp	22
11,025	*	Sonus Networks, Inc	37
1,764	*	Speed Commerce, Inc	6
1,453	*	Stratasys Ltd	154
1,355	*	Super Micro Computer, Inc	24
1,420	*,e	Synaptics, Inc	85
872	*	SYNNEX Corp	53
1,618	*	Tech Data Corp	99
247		Tessco Technologies, Inc	9
11,800	*	Trimble Navigation Ltd	459
2,608	*	TTM Technologies, Inc	22
484		Ubiquiti Networks, Inc	22
432	*,e	Uni-Pixel, Inc	3
1,939	*,e	Universal Display Corp	62
1,815	*	Viasat, Inc	125
128	*	Viasystems Group, Inc	2
5,324		Vishay Intertechnology, Inc	79
654	*	Vishay Precision Group, Inc	11
2,690	*	Westell Technologies, Inc	10
9,437		Western Digital Corp	867
1,994	*	Zebra Technologies Corp (Class A)	138
777	*	Zygo Corp	12

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	53,587

TELECOMMUNICATION SERVICES - 2.2%
3,067	*	8x8, Inc	33
240,661		AT&T, Inc	8,440
490		Atlantic Tele-Network, Inc	32
769	*	Boingo Wireless, Inc	5
1,035	*	Cbeyond Communications, Inc	8
26,786		CenturyTel, Inc	880
10,048	*	Cincinnati Bell, Inc	35
2,196		Cogent Communications Group, Inc	78
1,753	e	Consolidated Communications Holdings, Inc	35
1,092	*,e	Fairpoint Communications, Inc	15
45,641	e	Frontier Communications Corp	260
1,464	*	General Communication, Inc (Class A)	17
460	*	Hawaiian Telcom Holdco, Inc	13
705		HickoryTech Corp	9
609		IDT Corp (Class B)	10
2,355	*	inContact, Inc	23
1,751		Inteliquent, Inc	25
886	*	Intelsat S.A.	17
2,990	*,e	Iridium Communications, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,503	*	Level 3 Communications, Inc	$294
757		Lumos Networks Corp	10
757	e	NTELOS Holdings Corp	10
1,760	*	Orbcomm, Inc	12
2,509	*	Premiere Global Services, Inc	30
5,889	*	SBA Communications Corp (Class A)	536
1,093		Shenandoah Telecom Co	35
38,022	*	Sprint Corp	349
304	*	Straight Path Communications, Inc	2
4,484		Telephone & Data Systems, Inc	118
7,019		T-Mobile US, Inc	232
1,746	*,e	Towerstream Corp	4
6,272	*	tw telecom inc (Class A)	196
580		US Cellular Corp	24
1,177		USA Mobility, Inc	21
184,604		Verizon Communications, Inc	8,782
7,062	*	Vonage Holdings Corp	30
27,433	e	Windstream Holdings, Inc	226

		TOTAL TELECOMMUNICATION SERVICES	20,868

TRANSPORTATION - 2.1%
2,669	*	Air Transport Services Group, Inc	21
3,132		Alaska Air Group, Inc	292
683		Allegiant Travel Co	76
337		Amerco, Inc	78
7,760	*	American Airlines Group, Inc	284
1,342		Arkansas Best Corp	50
1,180	*	Atlas Air Worldwide Holdings, Inc	42
4,667	*	Avis Budget Group, Inc	227
988	*	Celadon Group, Inc	24
6,819		CH Robinson Worldwide, Inc	357
2,582		Con-Way, Inc	106
1,521		Copa Holdings S.A. (Class A)	221
45,082		CSX Corp	1,306
38,068		Delta Air Lines, Inc	1,319
812	*	Echo Global Logistics, Inc	15
9,458		Expeditors International of Washington, Inc	375
13,159		FedEx Corp	1,744
1,381		Forward Air Corp	64
1,945	*	Genesee & Wyoming, Inc (Class A)	189
2,405	*,e	Hawaiian Holdings, Inc	33
2,109		Heartland Express, Inc	48
15,489	*	Hertz Global Holdings, Inc	413
1,702	*	Hub Group, Inc (Class A)	68
374		International Shipholding Corp	11
4,019		J.B. Hunt Transport Services, Inc	289
9,209	*,e	JetBlue Airways Corp	80
5,044		Kansas City Southern Industries, Inc	515
2,596	*	Kirby Corp	263
3,018		Knight Transportation, Inc	70
2,003		Landstar System, Inc	119
348		Marten Transport Ltd	7
1,942		Matson, Inc	48
14,004		Norfolk Southern Corp	1,361
3,307	*	Old Dominion Freight Line	188
2,338	*	Pacer International, Inc	21
421	*	Park-Ohio Holdings Corp	24
309	*	Patriot Transportation Holding, Inc	11
748	*	Quality Distribution, Inc	10
2,007	*	Republic Airways Holdings, Inc	18
437	*	Roadrunner Transportation Services Holdings, Inc	11
2,384		Ryder System, Inc	190
1,350	*	Saia, Inc	51
5,390	*	Scorpio Bulkers, Inc	54

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,348		Skywest, Inc	$30
31,581		Southwest Airlines Co	746
2,757	*	Spirit Airlines, Inc	164
3,842	*	Swift Transportation Co, Inc	95
15,475	*	UAL Corp	691
20,765		Union Pacific Corp	3,897
32,546		United Parcel Service, Inc (Class B)	3,169
200		Universal Truckload Services, Inc	6
5,030		UTI Worldwide, Inc	53
1,553		Werner Enterprises, Inc	40
1,842	*	Wesco Aircraft Holdings, Inc	40
842	*,e	XPO Logistics, Inc	25
440	*,e	YRC Worldwide, Inc	10

		TOTAL TRANSPORTATION	19,659

UTILITIES - 3.1%
28,400		AES Corp	406
5,415		AGL Resources, Inc	265
1,847	e	Allete, Inc	97
5,073		Alliant Energy Corp	288
11,106		Ameren Corp	458
21,827		American Electric Power Co, Inc	1,106
1,754		American States Water Co	57
8,035		American Water Works Co, Inc	365
8,326		Aqua America, Inc	209
366		Artesian Resources Corp	8
5,498	e	Atlantic Power Corp	16
4,152		Atmos Energy Corp	196
2,754		Avista Corp	84
2,076		Black Hills Corp	120
2,026		California Water Service Group	48
16,394	*	Calpine Corp	343
19,622		Centerpoint Energy, Inc	465
447		Chesapeake Utilities Corp	28
2,716		Cleco Corp	137
11,966		CMS Energy Corp	350
518		Connecticut Water Service, Inc	18
13,119		Consolidated Edison, Inc	704
892		Consolidated Water Co, Inc	12
339		Delta Natural Gas Co, Inc	7
25,799		Dominion Resources, Inc	1,831
7,673		DTE Energy Co	570
31,442		Duke Energy Corp	2,239
4,582	*,e	Dynegy, Inc	114
14,246		Edison International	806
1,646		El Paso Electric Co	59
1,683		Empire District Electric Co	41
7,717		Entergy Corp	516
38,485		Exelon Corp	1,292
18,713		FirstEnergy Corp	637
609	*	Genie Energy Ltd	6
6,564		Great Plains Energy, Inc	177
4,806	e	Hawaiian Electric Industries, Inc	122
2,116		Idacorp, Inc	117
3,350		Integrys Energy Group, Inc	200
6,906		ITC Holdings Corp	258
1,419		Laclede Group, Inc	67
8,599		MDU Resources Group, Inc	295
1,174		MGE Energy, Inc	46
813		Middlesex Water Co	18
3,367		National Fuel Gas Co	236
1,688		New Jersey Resources Corp	84
19,136		NextEra Energy, Inc	1,830
13,919		NiSource, Inc	495

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,046		Northeast Utilities	$639
939		Northwest Natural Gas Co	41
1,761		NorthWestern Corp	84
13,787		NRG Energy, Inc	438
1,290	e	NRG Yield, Inc	51
9,084		OGE Energy Corp	334
2,332	*	ONE Gas, Inc	84
919		Ormat Technologies, Inc	28
1,825		Otter Tail Corp	56
940		Pattern Energy Group, Inc	25
11,070		Pepco Holdings, Inc	227
19,592		PG&E Corp	846
3,556		Piedmont Natural Gas Co, Inc	126
4,744		Pinnacle West Capital Corp	259
3,642		PNM Resources, Inc	98
3,464		Portland General Electric Co	112
28,008		PPL Corp	928
22,819		Public Service Enterprise Group, Inc	870
549	*,e	Pure Cycle Corp	3
7,671		Questar Corp	182
6,317		SCANA Corp	324
10,936		Sempra Energy	1,058
678		SJW Corp	20
1,243		South Jersey Industries, Inc	70
38,912		Southern Co	1,710
2,114		Southwest Gas Corp	113
9,973		TECO Energy, Inc	171
5,211		UGI Corp	238
2,315		UIL Holdings Corp	85
597		Unitil Corp	20
1,902		UNS Energy Corp	114
3,477		Vectren Corp	137
5,819	e	Westar Energy, Inc	205
2,373		WGL Holdings, Inc	95
10,118		Wisconsin Energy Corp	471
22,717		Xcel Energy, Inc	690
672		York Water Co	14

		TOTAL UTILITIES	28,809

		TOTAL COMMON STOCKS
		(Cost $483,960)	941,750

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
711	m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	0	^

MEDIA - 0.0%
56	m	Central European Media Enterprises Ltd	0	^

		TOTAL MEDIA	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,733	m	Trius Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	0	^

TELECOMMUNICATION SERVICES - 0.0%
2,267	m	Leap Wireless International, Inc	6

		TOTAL TELECOMMUNICATION SERVICES	6

		TOTAL RIGHTS / WARRANTS
		(Cost $6)	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

SHORT-TERM INVESTMENTS - 3.1%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.1%
29,015,392	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$29,015

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	29,015

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $29,015)	29,015

		TOTAL INVESTMENTS - 102.9%
		(Cost $512,981)	970,771
		OTHER ASSETS & LIABILITIES, NET - (2.9)%	(27,488)

		NET ASSETS - 100.0%	$943,283

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securites on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $28,554,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedure is deemed not to reflect fair value is valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2014, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of March 31, 2014, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity Investments:
Energy	$87,046	$—	$1	$87,047
Health care	121,996	—	1	121,997
Telecommunications	20,868	—	6	20,874
All other equity investments*	711,838	—	—	711,838
Short-term investments	29,015	—	—	29,015
Total	$970,763	$—	$8	$970,771

*	For detailed categories, please see the accompanying schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At March 31, 2014, the Account held no open futures contracts.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 4—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $457,790,000 consisting of gross unrealized appreciation of $493,351,000 and gross unrealized depreciation of $(35,561,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: May 16, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 16, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Date: May 16, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer,
Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer